UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21862

Banc of America Funds Trust

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Banc of America Retirement 2005 Portfolio

Semiannual Report – April 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Banc of America Funds in your overall financial plan.

A well-balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments, and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

By choosing the Banc of America Funds, which are referred to as “target date funds”, you have significantly simplified the process of creating a diversified portfolio. Target date funds make investing for future goals — like retirement — simpler. A single target date fund is managed to a specific year in the future and can be made up of a diversified portfolio of stock funds, bond funds and sometimes cash. A portfolio manager adjusts the mix of investments over time, using a more aggressive asset allocation for funds with target dates farther in the future, and more conservative asset allocations for closer dates. Investments are adjusted for you gradually over time, and a portfolio that began with a growth orientation will become one with an income orientation.

Of course, a target date fund can’t take the place of personal analysis. From time to time, you’ll need to re-evaluate your individual situation to determine whether your investment needs have changed. As you do this, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to adjust your strategy or consider moving to a different target date fund if you have:

■	Gotten married or divorced
■	Added a child to your family
■	Made a significant change in employment
■	Entered or moved significantly closer to retirement
■	Experienced a serious illness or death in the family
■	Taken on or paid off substantial debt

Any of these events can have an impact on your overall financial strategy, and more specifically, on your time horizons. When this is the case, shifting assets to a different target date fund could help you maintain a diversified portfolio while following a strategy more appropriate to your new time horizon.

We hope this information will help you stay on track to reach your investment goals. Thank you for your business and for your continued confidence in the Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Banc of America Retirement 2005 Portfolio

Total return as of 04/30/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	10.63	10.31	10.49	10.86
Life	26.45	25.64	26.18	26.82

Total return as of 03/31/07 (%)

Share class	A	C	R	Z
6-month (cumulative)	14.15	13.74	14.02	14.29
Life	23.29	22.50	23.03	23.55

Banc of America Retirement 2005 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

Performance data quoted represents past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)
Class A	12.00
Class C	11.97
Class R	11.99
Class Z	12.02

Distributions declared per share

11/01/06 – 04/30/07 ($)
Class A	0.62
Class C	0.57
Class R	0.60
Class Z	0.63

Annual operating expense ratio (%)*

Class A	1.60
Class C	2.35
Class R	1.85
Class Z	1.35

Annual operating expense ratio after contractual waivers (%)*

Class A	0.95
Class C	1.70
Class R	1.20
Class Z	0.70

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

1

Understanding Your Expenses – Banc of America Retirement 2005 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,106.32	1,023.06	1.83	1.76	0.35
Class C	1,000.00	1,000.00	1,103.10	1,019.34	5.74	5.51	1.10
Class R	1,000.00	1,000.00	1,104.88	1,021.82	3.13	3.01	0.60
Class Z	1,000.00	1,000.00	1,108.60	1,024.30	0.52	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a substantial portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2005 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Portfolio Profile – Banc of America Retirement 2005 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month cumulative return as of 04/30/07

+10.63% Class A shares

+10.86% Class Z shares

+8.60% S&P 500 Index

+2.64% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period ended April 30, 2007, the portfolio’s Class A shares returned 10.63%. Class Z shares returned 10.86%.[1] The portfolio’s return was higher than the return of both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which gained 8.60% and 2.64%, respectively.[2] An emphasis on, and solid performance from, stock funds accounted for its strong performance. The portfolio’s fixed income allocations also did well.

■

Stock funds accounted for just over 60% of the portfolio’s holdings, up fractionally since the beginning of the six-month period. The portfolio’s emphasis on stock funds was rewarded as the US and many foreign stock markets were solid performers in a generally favorable economic and interest-rate environment. The portfolio’s return was further enhanced by strong individual fund performance: Six of seven domestic equity fund allocations did better than their respective indices. The portfolio’s fixed income and cash funds, which accounted for just under 40% of the portfolio’s assets, delivered more modest returns. However, two of the portfolio’s three fixed income funds also outperformed their respective benchmarks.

■

We believe the US economy to continue to exhibit mixed signals, which are typical of mid-cycle slowdowns—with solid profit growth, moderate inflation and gains in personal, business and government spending offsetting slower housing and manufacturing trends. However, we believe business prospects remain favorable and economic growth, although slower, should continue at a moderate pace. In this environment, we believe equities, in general, may continue to have an edge over other asset classes and international markets, in particular, may hold their ground if solid economic growth and relatively low interest rates persist around the world. We believe bonds may remain within a relatively tight trading range as rising global rates compete with attractive domestic yields.

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006 and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing involves special risk, including foreign taxation, currency risk, risk associated with possible differences in financial standards and other monetary and political risks. Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds’ and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

[1]

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

3

Investment Portfolio – Banc of America Retirement 2005 Portfolio April 30, 2007 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 97.6%
Columbia Acorn International, Class Z	4	173
Columbia Cash Reserves, Capital Class Shares	1,126	1,126
Columbia High Income Fund, Class Z	135	1,248
Columbia Large Cap Enhanced Core Fund, Class Z	986	15,235
Columbia Large Cap Value Fund, Class Z	169	2,702
Columbia Marsico Focused Equities Fund, Class Z	141	3,195
Columbia Mid Cap Growth Fund, Class Z	96	2,620
Columbia Mid Cap Value Fund, Class Z	127	2,041
Columbia Multi-Advisor International Equity Fund, Class Z	381	7,005
Columbia Short Term Bond Fund, Class Z	115	1,125
Columbia Small Cap Growth Fund II, Class Z	56	829
Columbia Small Cap Value Fund II, Class Z	60	866
Columbia Total Return Bond Fund, Class Z	1,996	19,497

Total Investment Companies (cost of $53,063)		57,662

	Par ($)
Short-Term Obligation – 18.6%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/07, due 05/01/07 at 4.950%, collateralized by a U.S. Government Agency Obligation maturing 09/17/10, market value of $14,872 (repurchase proceeds $11,002)	11,000	11,000

Total Short-Term Obligation (cost of $11,000)		11,000

Total Investments – 116.2% (cost of $64,063)(b)		68,662

Other Assets & Liabilities, Net – (16.2)%		(9,578)

Net Assets – 100.0%		59,084

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $64,063.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Banc of America Retirement 2005 Portfolio

April 30, 2007 (Unaudited)

		($)
Assets	Repurchase agreement, at cost	11,000
	Affiliated investments, at cost	53,063

	Total investments, at cost	64,063

	Repurchase agreement, at value	11,000
	Affiliated investments, at value	57,662

	Total investments, at value	68,662
	Cash	38,383
	Receivable for:
	Interest	1
	Expense reimbursement due from Investment Advisor	19,892

	Total Assets	126,938

Liabilities	Payable for:
	Investment advisory fee	5
	Transfer agent fee	3,037
	Pricing and bookkeeping fees	7,118
	Trustees’ fees	8,717
	Distribution and service fees	18
	Chief compliance officer expenses	407
	Other liabilities	48,552

	Total Liabilities	67,854

	Net Assets	59,084

Net Assets Consist of	Paid-in capital	50,845
	Undistributed net investment income	657
	Accumulated net realized gain	2,983
	Net unrealized appreciation on investments	4,599

	Net Assets	59,084

Class A	Net assets	$12,650
	Shares outstanding	1,054
	Net asset value per share	$12.00

Class C
	Net assets	$12,564
	Shares outstanding	1,050
	Net asset value per share	$11.97

Class R
	Net assets	$12,621
	Shares outstanding	1,052
	Net asset value per share	$11.99	(a)

Class Z
	Net assets	$21,249
	Shares outstanding	1,768
	Net asset value per share	$12.02

(a)	Net asset value rounds to $11.99 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Banc of America Retirement 2005 Portfolio

For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Dividends from affiliates	973
	Interest	501

	Total Investment Income	1,474

Expenses	Investment advisory fee	26
	Distribution fee:
	Class C	45
	Class R	30
	Service fee:
	Class A	15
	Class C	15
	Transfer agent fee	2,876
	Pricing and bookkeeping fees	23,803
	Trustees’ fees	7,439
	Audit fee	12,893
	Legal fee	9,852
	Registration fee	43,307
	Reports to shareholders	14,876
	Chief compliance officer expenses	2,428
	Other expenses	2,532

	Total Expenses	120,137

	Fees and expenses waived or reimbursed by Investment Advisor	(120,006)

	Net Expenses	131

	Net Investment Income	1,343

Net Realized and Unrealized Gain on Investments	Net realized gain on:
	Affiliated investments	3,108
	Capital gains distributions received	476

	Net realized gain	3,584

	Net change in unrealized appreciation on affiliated investments	53

	Net Gain	3,637

	Net Increase Resulting from Operations	4,980

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Banc of America Retirement 2005 Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2007 ($)	Period Ended October 31, 2006 ($)(a)
Operations	Net investment income	1,343	1,122
	Net realized gain on affiliated investments and capital gains distributions received	3,584	11
	Net change in unrealized appreciation on affiliated investments	53	4,546

	Net Increase Resulting from Operations	4,980	5,679

Distributions Declared to Shareholders	From net investment income:
	Class A	(464)	—
	Class C	(417)	—
	Class R	(448)	—
	Class Z	(479)	—
	From net realized gains:
	Class A	(153)	—
	Class C	(153)	—
	Class R	(153)	—
	Class Z	(153)	—

	Total Distributions Declared to Shareholders	(2,420)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	617	—

	Net Increase	617	10,000

	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	570	—

	Net Increase	570	10,000

	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	601	—

	Net Increase	601	10,000

	Class Z:
	Subscriptions	9,500	10,000
	Distributions reinvested	632	—
	Redemptions	(1,075)	—

	Net Increase	9,057	10,000

	Net Increase from Share Transactions	10,845	40,000

	Total Increase in Net Assets	13,405	45,679

Net Assets	Beginning of period	45,679	—
	End of period	59,084	45,679
	Undistributed net investment income at end of period	657	1,122

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Banc of America Retirement 2005 Portfolio (continued)

		(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	—	1,000
	Issued for distributions reinvested	54	—

	Net Increase	54	1,000

	Class C:
	Subscriptions	—	1,000
	Issued for distributions reinvested	50	—

	Net Increase	50	1,000

	Class R:
	Subscriptions	—	1,000
	Issued for distributions reinvested	52	—

	Net Increase	52	1,000

	Class Z:
	Subscriptions	804	1,000
	Issued for distributions reinvested	55	—
	Redemptions	(91)	—

	Net Increase	768	1,000

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.43	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.32	0.29
Net realized and unrealized gain on investments	0.87	1.14

Total from Investment Operations	1.19	1.43

Less Distributions Declared to Shareholders:
From net investment income	(0.47)	—
From net realized gains	(0.15)	—

Total Distributions Declared to Shareholders	(0.62)	—

Net Asset Value, End of Period	$12.00	$11.43
Total return (d)(e)(f)	10.63%	14.30%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.35%	0.35%
Waiver/Reimbursement (g)	466.67%	507.39%
Net investment income (c)(g)	5.56%	6.66%
Portfolio turnover rate (f)	20%	49%
Net assets, end of period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.39	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28	0.26
Net realized and unrealized gain on investments	0.87	1.13

Total from Investment Operations	1.15	1.39

Less Distributions Declared to Shareholders:
From net investment income	(0.42)	—
From net realized gains	(0.15)	—

Total Distributions Declared to Shareholders	(0.57)	—

Net Asset Value, End of Period	$11.97	$11.39
Total return (d)(e)(f)	10.31%	13.90%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	1.10%	1.10%
Waiver/Reimbursement (g)	466.67%	507.39%
Net investment income (c)(g)	4.82%	5.93%
Portfolio turnover rate (f)	20%	49%
Net assets, end of period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.42	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.31	0.28
Net realized and unrealized gain on investments	0.86	1.14

Total from Investment Operations	1.17	1.42

Less Distributions Declared to Shareholders:
From net investment income	(0.45)	—
From net realized gains	(0.15)	—

Total Distributions Declared to Shareholders	(0.60)	—

Net Asset Value, End of Period	$11.99	$11.42
Total return (d)(e)(f)	10.49%	14.20%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.60%	0.60%
Waiver/Reimbursement (g)	466.67%	507.39%
Net investment income (c)(g)	5.29%	6.45%
Portfolio turnover rate (f)	20%	49%
Net assets, end of period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.44	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30	0.30
Net realized and unrealized gain on investments	0.91	1.14

Total from Investment Operations	1.21	1.44

Less Distributions Declared to Shareholders:
From net investment income	(0.48)	—
From net realized gains	(0.15)	—

Total Distributions Declared to Shareholders	(0.63)	—

Net Asset Value, End of Period	$12.02	$11.44
Total return (d)(e)(f)	10.86%	14.40%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.10%	0.10%
Waiver/Reimbursement (g)	466.67%	507.39%
Net investment income (c)(g)	5.21%	6.91%
Portfolio turnover rate (f)	20%	49%
Net assets, end of period (000’s)	$21	$11

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements – Banc of America Retirement 2005 Portfolio

April 30, 2007 (Unaudited)

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2005 Portfolio (the “Portfolio”).

Investment Goal

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value. The Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R share of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined

13

Banc of America Retirement 2005 Portfolio, April 30, 2007 (Unaudited)

are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is a least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$4,612
Unrealized depreciation	(13)
Net unrealized appreciation	$4,599

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to

Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment

14

Banc of America Retirement 2005 Portfolio, April 30, 2007 (Unaudited)

advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Under its pricing and bookkeeping agreement with the Portfolio, Columbia was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Portfolio under these agreements was $11,713.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 92.565% of the Portfolio’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Portfolio’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 11.19% of the Portfolio’s average daily net assets.

15

Banc of America Retirement 2005 Portfolio, April 30, 2007 (Unaudited)

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities were $12,056 and $71,206, respectively.

Note 6. Shares of Beneficial Interest

As of April 30, 2007, 100.0% of the Portfolio’s outstanding shares were owned by an affiliate of BOA or by a shareholder whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a

16

Banc of America Retirement 2005 Portfolio, April 30, 2007 (Unaudited)

variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended April 30, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an underlying investment company may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an underlying investment company and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and trustees of the Portfolio also serve as officers and trustees of certain of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250

17

Banc of America Retirement 2005 Portfolio, April 30, 2007 (Unaudited)

million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of

18

Banc of America Retirement 2005 Portfolio, April 30, 2007 (Unaudited)

common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

20

Important Information About This Report

Banc of America Retirement 2005 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2005 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 1-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, changes and expenses for the portfolio carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the portfolio. You should read it carefully before you invest.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member NASD and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. is a registered broker-dealer, member NASD and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

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Banc of America Retirement 2005 Portfolio

Semiannual Report – April 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC - 44/130977-0407 (06/07) 07/39026

Banc of America Retirement 2010 Portfolio

Semiannual Report – April 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Banc of America Funds in your overall financial plan.

A well-balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments, and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

By choosing the Banc of America Funds, which are referred to as “target date funds”, you have significantly simplified the process of creating a diversified portfolio. Target date funds make investing for future goals — like retirement — simpler. A single target date fund is managed to a specific year in the future and can be made up of a diversified portfolio of stock funds, bond funds and sometimes cash. A portfolio manager adjusts the mix of investments over time, using a more aggressive asset allocation for funds with target dates farther in the future, and more conservative asset allocations for closer dates. Investments are adjusted for you gradually over time, and a portfolio that began with a growth orientation will become one with an income orientation.

Of course, a target date fund can’t take the place of personal analysis. From time to time, you’ll need to re-evaluate your individual situation to determine whether your investment needs have changed. As you do this, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to adjust your strategy or consider moving to a different target date fund if you have:

■	Gotten married or divorced
■	Added a child to your family
■	Made a significant change in employment
■	Entered or moved significantly closer to retirement
■	Experienced a serious illness or death in the family
■	Taken on or paid off substantial debt

Any of these events can have an impact on your overall financial strategy, and more specifically, on your time horizons. When this is the case, shifting assets to a different target date fund could help you maintain a diversified portfolio while following a strategy more appropriate to your new time horizon.

We hope this information will help you stay on track to reach your investment goals. Thank you for your business and for your continued confidence in the Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Banc of America Retirement 2010 Portfolio

Total return as of 04/30/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	10.49	10.17	10.35	10.62
Life	26.73	25.92	26.46	27.00

Total return as of 03/31/07 (%)
Share class	A	C	R	Z
6-month (cumulative)	14.03	13.60	13.78	14.17
Life	23.26	22.57	23.00	23.53

Banc of America Retirement 2010 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

Performance data quoted represents past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)
Class A	12.07
Class C	12.04
Class R	12.06
Class Z	12.08

Distributions declared per share

11/01/06 – 04/30/07 ($)
Class A	0.58
Class C	0.53
Class R	0.56
Class Z	0.59

Annual operating expense ratio (%)*

Class A	1.65
Class C	2.40
Class R	1.90
Class Z	1.40

Annual operating expense ratio after contractual waivers (%)*

Class A	1.00
Class C	1.75
Class R	1.25
Class Z	0.75

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

1

Understanding Your Expenses – Banc of America Retirement 2010 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,104.88	1,023.06	1.83	1.76	0.35
Class C	1,000.00	1,000.00	1,101.71	1,019.34	5.73	5.51	1.10
Class R	1,000.00	1,000.00	1,103.49	1,021.82	3.13	3.01	0.60
Class Z	1,000.00	1,000.00	1,106.22	1,024.30	0.52	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a substantial portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2010 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Portfolio Profile – Banc of America Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month cumulative return as of 04/30/07

+ 10.49% Class A shares

+ 10.62% Class Z shares

+ 8.60% S&P 500 Index

+ 2.64% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2007, the portfolio’s Class A shares returned 10.49%. Class Z shares returned 10.62%.[1] The portfolio’s return was higher than the return of both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which gained 8.60% and 2.64%, respectively.[2] An emphasis on, and solid performance from, stock funds accounted for its strong performance. The portfolio’s fixed income allocations also did well.

■

Stock funds accounted for approximately 65% of the portfolio’s holdings, generally unchanged from the beginning of the six-month period. The portfolio’s emphasis on stock funds was rewarded as the US and many foreign stock markets were solid performers in a generally favorable economic and interest-rate environment. The portfolio’s return was further enhanced by strong individual fund performance: six of seven domestic equity fund allocations did better than their respective indices. The portfolio’s fixed income and cash funds, which accounted for approximately 35% of the portfolio’s assets, delivered more modest returns. However, the portfolio’s largest fixed–income allocation — Columbia Total Return Bond Fund — outperformed its benchmark.

■

We believe the US economy will continue to exhibit mixed signals, which are typical of mid-cycle slowdowns — with solid profit growth, moderate inflation and gains in personal, business and government spending offsetting slower housing and manufacturing trends. However, we believe business prospects remain favorable and economic growth, although slower, should continue at a moderate pace. In this environment, we believe equities, in general, may continue to have an edge over other asset classes and international markets, in particular, may hold their ground if solid economic growth and relatively low interest rates persist around the world. We believe bonds may remain within a relatively tight trading range as rising global rates compete with attractive domestic yields.

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006 and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing involves special risk, including foreign taxation, currency risk, risk associated with possible differences in financial standards and other monetary and political risks. Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds’ and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

[1]

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

3

Investment Portfolio – Banc of America Retirement 2010 Portfolio, April 30, 2007 (Unaudited)

		Shares	Value ($)
Investment Companies (a) – 95.7%
	Columbia Acorn International, Class Z	14	599
	Columbia Cash Reserves, Capital Class Shares	1,519	1,519
	Columbia High Income Fund, Class Z	33	306
	Columbia Large Cap Enhanced Core Fund, Class Z	1,343	20,757
	Columbia Large Cap Value Fund, Class Z	253	4,046
	Columbia Marsico Focused Equities Fund, Class Z	211	4,775
	Columbia Mid Cap Growth Fund, Class Z	136	3,713
	Columbia Mid Cap Value Fund, Class Z	186	2,995
	Columbia Multi-Advisor International Equity Fund, Class Z	512	9,420
	Columbia Small Cap Growth Fund II, Class Z	80	1,198
	Columbia Small Cap Value Fund II, Class Z	89	1,296
	Columbia Total Return Bond Fund, Class Z	2,541	24,823

	Total Investment Companies (cost of $69,500)		75,447

		Par ($)
Short-Term Obligation – 19.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/30/07, due 05/01/07 at 4.950%, collateralized by a U.S. Government Agency Obligation maturing 09/17/10, market value of $19,830 (repurchase proceeds $15,002)	15,000	15,000

	Total Short-Term Obligation (cost of $15,000)		15,000

	Total Investments – 114.7% (cost of $84,500) (b)		90,447

	Other Assets & Liabilities, Net – (14.7)%		(11,577)

	Net Assets – 100.0%		78,870

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $84,500.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Banc of America Retirement 2010 Portfolio

April 30, 2007 (Unaudited)

		($)
Assets	Repurchase agreement, at cost	15,000
	Affiliated investments, at cost	69,500

	Total investments, at cost	84,500

	Repurchase agreement, at value	15,000
	Affiliated investments, at value	75,447

	Total investments, at value	90,447
	Cash	28,667
	Receivable for:
	Fund shares sold	3,000
	Interest	2
	Expense reimbursement due from Investment Advisor	19,892

	Total Assets	142,008

Liabilities	Payable for:
	Investments purchased	1,000
	Investment advisory fee	5
	Transfer agent fee	3,032
	Pricing and bookkeeping fees	7,118
	Trustees’ fees	8,717
	Distribution and service fees	19
	Chief compliance officer expenses	408
	Other liabilities	42,839

	Total Liabilities	63,138

	Net Assets	78,870

Net Assets Consist of	Paid-in capital	69,775
	Undistributed net investment income	528
	Accumulated net realized gain	2,620
	Net unrealized appreciation on investments	5,947

	Net Assets	78,870

Class A	Net assets	$12,677
	Shares outstanding	1,050
	Net asset value per share	$12.07

Class C
	Net assets	$12,592
	Shares outstanding	1,046
	Net asset value per share	$12.04

Class R
	Net assets	$12,649
	Shares outstanding	1,049
	Net asset value per share	$12.06

Class Z
	Net assets	$40,952
	Shares outstanding	3,388
	Net asset value per share	$12.08	(a)

(a)	Net asset value rounds to $12.08 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Banc of America Retirement 2010 Portfolio

For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Dividends from affiliates	1,097
	Interest	507

	Total Investment Income	1,604

Expenses	Investment advisory fee	30
	Distribution fee:
	Class C	45
	Class R	30
	Service fee:
	Class A	15
	Class C	15
	Transfer agent fee	2,876
	Pricing and bookkeeping fees	23,803
	Trustees’ fees	7,439
	Audit fee	12,893
	Legal fee	7,852
	Registration fee	45,307
	Reports to shareholders	14,876
	Chief compliance officer expenses	2,428
	Other expenses	2,533

	Total Expenses	120,142

	Fees and expenses waived or reimbursed by Investment Advisor	(120,007)

	Net Expenses	135

	Net Investment Income	1,469

Net Realized and Unrealized Gain on Investments	Net realized gain on:
	Affiliated investments	2,712
	Capital gains distributions received	673

	Net realized gain	3,385

	Net change in unrealized appreciation on affiliated investments	1,155

	Net Gain	4,540

	Net Increase Resulting from Operations	6,009

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Banc of America Retirement 2010 Portfolio

Increase in Net Assets		(Unaudited) Six Months Ended April 30, 2007 ($)	Period Ended October 31, 2006 ($) (a)
Operations	Net investment income	1,469	1,065
	Net realized gain on affiliated investments and capital gains distributions received	3,385	4
	Net change in unrealized appreciation on affiliated investments	1,155	4,792

	Net Increase Resulting from Operations	6,009	5,861

Distributions Declared to Shareholders	From net investment income:
	Class A	(419)	—
	Class C	(371)	—
	Class R	(403)	—
	Class Z	(813)	—
	From net realized gains:
	Class A	(158)	—
	Class C	(158)	—
	Class R	(158)	—
	Class Z	(295)	—

	Total Distributions Declared to Shareholders	(2,775)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	576	—

	Net Increase	576	10,000

	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	529	—

	Net Increase	529	10,000

	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	561	—

	Net Increase	561	10,000

	Class Z:
	Subscriptions	17,000	20,000
	Distributions reinvested	1,109	—

	Net Increase	18,109	20,000

	Net Increase from Share Transactions	19,775	50,000

	Total Increase in Net Assets	23,009	55,861

Net Assets	Beginning of period	55,861	—
	End of period	78,870	55,861
	Undistributed net investment income at end of period	528	1,065

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Banc of America Retirement 2010 Portfolio (continued)

		(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	—	1,000
	Issued for distributions reinvested	50	—

	Net Increase	50	1,000

	Class C:
	Subscriptions	—	1,000
	Issued for distributions reinvested	46	—

	Net Increase	46	1,000

	Class R:
	Subscriptions	—	1,000
	Issued for distributions reinvested	49	—

	Net Increase	49	1,000

	Class Z:
	Subscriptions	1,419	1,873
	Issued for distributions reinvested	96	—

	Net Increase	1,515	1,873

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.47	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.29	0.27
Net realized and unrealized gain on investments	0.89	1.20

Total from Investment Operations	1.18	1.47

Less Distributions Declared to Shareholders:
From net investment income	(0.42)	—
From net realized gains	(0.16)	—

Total Distributions Declared to Shareholders	(0.58)	—

Net Asset Value, End of Period	$12.07	$11.47
Total return (d)(e)(f)	10.49%	14.70%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.35%	0.35%
Waiver/Reimbursement (g)	394.08%	518.19%
Net investment income (c)(g)	4.99%	6.31%
Portfolio turnover rate (f)	25%	50%
Net assets, end of period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.43	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.25	0.24
Net realized and unrealized gain on investments	0.89	1.19

Total from Investment Operations	1.14	1.43

Less Distributions Declared to Shareholders:
From net investment income	(0.37)	—
From net realized gains	(0.16)	—

Total Distributions Declared to Shareholders	(0.53)	—

Net Asset Value, End of Period	$12.04	$11.43
Total return (d)(e)(f)	10.17%	14.30%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	1.10%	1.10%
Waiver/Reimbursement (g)	394.08%	518.19%
Net investment income (c)(g)	4.26%	5.60%
Portfolio turnover rate (f)	25%	50%
Net assets, end of period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.46	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28	0.26
Net realized and unrealized gain on investments	0.88	1.20

Total from Investment Operations	1.16	1.46

Less Distributions Declared to Shareholders:
From net investment income	(0.40)	—
From net realized gains	(0.16)	—

Total Distributions Declared to Shareholders	(0.56)	—

Net Asset Value, End of Period	$12.06	$11.46
Total return (d)(e)(f)	10.35%	14.60%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.60%	0.60%
Waiver/Reimbursement (g)	394.08%	518.19%
Net investment income (c)(g)	4.75%	6.10%
Portfolio turnover rate (f)	25%	50%
Net assets, end of period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.48	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30	0.29
Net realized and unrealized gain on investments	0.89	1.19

Total from Investment Operations	1.19	1.48

Less Distributions Declared to Shareholders:
From net investment income	(0.43)	—
From net realized gains	(0.16)	—

Total Distributions Declared to Shareholders	(0.59)	—

Net Asset Value, End of Period	$12.08	$11.48
Total return (d)(e)(f)	10.62%	14.80%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.10%	0.10%
Waiver/Reimbursement (g)	394.08%	518.19%
Net investment income (c)(g)	5.05%	6.56%
Portfolio turnover rate (f)	25%	50%
Net assets, end of period (000’s)	$41	$22

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements – Banc of America Retirement 2010 Portfolio

April 30, 2007 (Unaudited)

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2010 Portfolio (the “Portfolio”).

Investment Goal

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2010.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value. The Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R share of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined

13

Banc of America Retirement 2010 Portfolio, April 30, 2007 (Unaudited)

are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$5,979
Unrealized depreciation	(32)
Net unrealized appreciation	$5,947

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

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Banc of America Retirement 2010 Portfolio, April 30, 2007 (Unaudited)

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Under its pricing and bookkeeping agreement with the Portfolio, Columbia was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Portfolio under these agreements was $11,713.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 78.164% of the Portfolio’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Portfolio’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 9.45% of the Portfolio’s average daily net assets.

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Banc of America Retirement 2010 Portfolio, April 30, 2007 (Unaudited)

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan.	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities were $17,446 and $67,960, respectively.

Note 6. Shares of Beneficial Interest

As of April 30, 2007, 100.0% of the Portfolio’s outstanding shares were owned by an affiliate of BOA or by a shareholder whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this affiliate may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of

16

Banc of America Retirement 2010 Portfolio, April 30, 2007 (Unaudited)

$30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended April 30, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an underlying investment company may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an underlying investment company and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and trustees of the Portfolio also serve as officers and trustees of certain of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial

17

Banc of America Retirement 2010 Portfolio, April 30, 2007 (Unaudited)

measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG Sun America Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same

18

Banc of America Retirement 2010 Portfolio, April 30, 2007 (Unaudited)

plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

20

Important Information About This Report

Banc of America Retirement 2010 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2010 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 1-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, changes and expenses for the portfolio carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the portfolio. You should read it carefully before your invest.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member NASD and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. is a registered broker-dealer, member NASD and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

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Banc of America Retirement 2010 Portfolio

Semiannual Report – April 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC - 44/130869-0407 (06/07) 07/39125

Banc of America Retirement 2015 Portfolio

Semiannual Report – April 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Banc of America Funds in your overall financial plan.

A well-balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments, and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

By choosing the Banc of America Funds, which are referred to as “target date funds”, you have significantly simplified the process of creating a diversified portfolio. Target date funds make investing for future goals — like retirement — simpler. A single target date fund is managed to a specific year in the future and can be made up of a diversified portfolio of stock funds, bond funds and sometimes cash. A portfolio manager adjusts the mix of investments over time, using a more aggressive asset allocation for funds with target dates farther in the future, and more conservative asset allocations for closer dates. Investments are adjusted for you gradually over time, and a portfolio that began with a growth orientation will become one with an income orientation.

Of course, a target date fund can’t take the place of personal analysis. From time to time, you’ll need to re-evaluate your individual situation to determine whether your investment needs have changed. As you do this, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to adjust your strategy or consider moving to a different target date fund if you have:

■	Gotten married or divorced
■	Added a child to your family
■	Made a significant change in employment
■	Entered or moved significantly closer to retirement
■	Experienced a serious illness or death in the family
■	Taken on or paid off substantial debt

Any of these events can have an impact on your overall financial strategy, and more specifically, on your time horizons. When this is the case, shifting assets to a different target date fund could help you maintain a diversified portfolio while following a strategy more appropriate to your new time horizon.

We hope this information will help you stay on track to reach your investment goals. Thank you for your business and for your continued confidence in the Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Banc of America Retirement 2015 Portfolio

Total return as of 04/30/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	8.41	8.09	8.37	8.55
Life	19.69	18.90	19.43	19.95

Total return as of 03/31/07 (%)

Share class	A	C	R	Z
6-month (cumulative)	8.13	7.72	8.00	8.27
Life	16.24	15.47	15.99	16.50

Banc of America Retirement 2015 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

Performance data quoted represents past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)
Class A	11.82
Class C	11.79
Class R	11.81
Class Z	11.83

Distributions declared per share

11/01/06 – 04/30/07 ($)
Class A	0.14
Class C	0.10
Class R	0.13
Class Z	0.16

Annual operating expense ratio (%)*

Class A	1.65
Class C	2.40
Class R	1.90
Class Z	1.40

Annual operating expense ratio after contractual waivers (%)*

Class A	1.00
Class C	1.75
Class R	1.25
Class Z	0.75

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

1

Understanding Your Expenses – Banc of America Retirement 2015 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,084.10	1,023.06	1.81	1.76	0.35
Class C	1,000.00	1,000.00	1,080.88	1,019.34	5.68	5.51	1.10
Class R	1,000.00	1,000.00	1,083.71	1,021.82	3.10	3.01	0.60
Class Z	1,000.00	1,000.00	1,085.49	1,024.30	0.52	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a substantial portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2015 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Portfolio Profile – Banc of America Retirement 2015 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month cumulative return as of 04/30/07

+8.41% Class A shares

+8.55% Class Z shares

+8.60% S&P 500 Index

+2.64% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2007, the portfolio’s Class A shares returned 8.41%. Class Z shares returned 8.55%.[1] The portfolio’s return fell between the returns of its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which gained 8.60% and 2.64%, respectively.[2] An emphasis on, and solid performance from, stock funds aided performance. The portfolio’s fixed-income allocations delivered modest but positive returns.

■

Stock funds accounted for just over 70% of the portfolio’s holdings, up fractionally since the beginning of the six-month period. The portfolio’s emphasis on stock funds was rewarded as the US and many foreign stock markets were solid performers in a generally favorable economic and interest-rate environment. The portfolio’s return was further enhanced by strong individual fund performance: Six of seven domestic equity fund allocations did better than their respective indices. The portfolio’s fixed income and cash funds, which accounted for just under 30% of the portfolio’s assets, delivered modest returns.

■

We believe the US economy will continue to exhibit mixed signals, which are typical of mid-cycle slowdowns—with solid profit growth, moderate inflation and gains in personal, business and government spending offsetting slower housing and manufacturing trends. However, we believe business prospects remain favorable and economic growth, although slower, should continue at a moderate pace. In this environment, we believe equities, in general, may continue to have an edge over other asset classes and international markets, in particular, may hold their ground if solid economic growth and relatively low interest rates persist around the world. We believe bonds may remain within a relatively tight trading range as rising global rates compete with attractive domestic yields.

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until

August 2006 and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing involves special risk, including foreign taxation, currency risk, risk associated with possible differences in financial standards and other monetary and political risks. Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds’ and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

[1]

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

3

Investment Portfolio – Banc of America Retirement 2015 Portfolio, April 30, 2007 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 100.0%
Columbia Acorn International, Class Z	116	5,105
Columbia Cash Reserves, Capital Class Shares	7,978	7,978
Columbia Large Cap Enhanced Core Fund, Class Z	7,653	118,242
Columbia Large Cap Value Fund, Class Z	1,602	25,587
Columbia Marsico Focused Equities Fund, Class Z	1,257	28,449
Columbia Mid Cap Growth Fund, Class Z	804	21,890
Columbia Mid Cap Value Fund, Class Z	1,114	17,963
Columbia Multi-Advisor International Equity Fund, Class Z	2,947	54,257
Columbia Small Cap Growth Fund II, Class Z	558	8,305
Columbia Small Cap Value Fund II, Class Z	616	8,939
Columbia Total Return Bond Fund, Class Z	11,409	111,465

Total Investment Companies (Cost of $375,548)		408,180

	Par($)
Short-Term Obligation – 13.5%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/07, due 05/01/07 at 4.950%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value of $59,112 (repurchase proceeds $55,008)	55,000	55,000

Total Short-Term Obligation (Cost of $55,000)		55,000

Total Investments – 113.5% (Cost of $430,548) (b)		463,180

Other Assets & Liabilities, Net – (13.5)%		(54,924)

Net Assets – 100.0%		408,256

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $430,548.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Banc of America Retirement 2015 Portfolio

April 30, 2007 (Unaudited)

		($)
Assets	Repurchase agreement, at cost	55,000
	Affiliated investments, at cost	375,548

	Total investments, at cost	430,548

	Repurchase agreement, at value	55,000
	Affiliated investments, at value	408,180

	Total investments, at value	463,180
	Cash	884
	Interest receivable	8
	Expense reimbursement due from Investment Advisor	19,890

	Total Assets	483,962

Liabilities	Payable for:
	Investment advisory fee	39
	Transfer agent fee	3,016
	Pricing and bookkeeping fees	7,118
	Trustees’ fees	8,717
	Distribution and service fees	17
	Chief compliance officer expenses	409
	Other liabilities	56,390

	Total Liabilities	75,706

	Net Assets	408,256

Net Assets Consist of	Paid-in capital	225,158
	Undistributed net investment income	8,811
	Accumulated net realized gain	141,655
	Net unrealized appreciation on investments	32,632

	Net Assets	408,256

Class A	Net assets	$11,971
	Shares outstanding	1,013
	Net asset value per share	$11.82

Class C
	Net assets	$11,890
	Shares outstanding	1,008
	Net asset value per share	$11.79	(a)

Class R
	Net assets	$11,944
	Shares outstanding	1,011
	Net asset value per share	$11.81

Class Z
	Net assets	$372,451
	Shares outstanding	31,476
	Net asset value per share	$11.83

(a)	Net asset value rounds to $11.79 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Banc of America Retirement 2015 Portfolio

For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Dividends from affiliates	42,945
	Interest	961

	Total Investment Income	43,906

Expenses	Investment advisory fee	1,087
	Distribution fee:
	Class C	43
	Class R	28
	Service fee:
	Class A	14
	Class C	14
	Transfer agent fee	2,876
	Pricing and bookkeeping fees	23,803
	Trustees’ fees	7,439
	Audit fee	12,893
	Legal fee	7,852
	Registration fee	45,307
	Reports to shareholders	14,876
	Chief compliance officer expenses	2,442
	Other expenses	2,519

	Total Expenses	121,193

	Fees and expenses waived or reimbursed by Investment Advisor	(120,007)

	Net Expenses	1,186

	Net Investment Income	42,720

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on:
	Affiliated investments	104,614
	Capital gains distributions received	38,060

	Net realized gain	142,674

	Net change in unrealized depreciation on affiliated investments	(49,284)

	Net Gain	93,390

	Net Increase Resulting from Operations	136,110

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Banc of America Retirement 2015 Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2007 ($)	Period Ended October 31, 2006 ($)(a)
Operations	Net investment income	42,720	5,480
	Net realized gain (loss) on affiliated investments and capital gains distributions received	142,674	(123)
	Net change in unrealized appreciation (depreciation)
	on affiliated investments	(49,284)	81,916

	Net Increase Resulting from Operations	136,110	87,273

Distributions Declared to Shareholders	From net investment income:
	Class A	(139)	—
	Class C	(93)	—
	Class R	(123)
	Class Z	(39,034)	—
	From net realized gains:
	Class A	(5)	—
	Class C	(3)	—
	Class R	(3)
	Class Z	(885)	—

	Total Distributions Declared to Shareholders	(40,285)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	142	—

	Net Increase	142	10,000

	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	96	—

	Net Increase	96	10,000

	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	127	—

	Net Increase	127	10,000

	Class Z:
	Subscriptions	732,742	2,756,933
	Distributions reinvested	157	—
	Redemptions	(3,263,070)	(31,969)

	Net Increase (Decrease)	(2,530,171)	2,724,964

	Net Increase (Decrease) from Share Transactions	(2,529,806)	2,754,964

	Total Increase (Decrease) in Net Assets	(2,433,981)	2,842,237

Net Assets	Beginning of period	2,842,237	—
	End of period	408,256	2,842,237
	Undistributed net investment income at end of period	8,811	5,480

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Banc of America Retirement 2015 Portfolio (continued)

		(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	—	1,000
	Issued for distributions reinvested	13	—

	Net Increase	13	1,000

	Class C:
	Subscriptions	—	1,000
	Issued for distributions reinvested	8	—

	Net Increase	8	1,000

	Class R:
	Subscriptions	—	1,000
	Issued for distributions reinvested	11	—

	Net Increase	11	1,000

	Class Z:
	Subscriptions	64,897	257,228
	Issued for distributions reinvested	14	—
	Redemptions	(287,740)	(2,923)

	Net Increase (Decrease)	(222,829)	254,305

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.04	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.18	0.24
Net realized and unrealized gain on investments	0.74	0.80

Total from Investment Operations	0.92	1.04

Less Distributions Declared to Shareholders:
From net investment income	(0.14)	—
From net realized gains	— (d)	—

Total Distributions Declared to Shareholders	(0.14)	—

Net Asset Value, End of Period	$11.82	$11.04
Total return (e)(f)(g)	8.41%	10.40%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	0.35%	0.35%
Waiver/Reimbursement (h)	11.10%	30.87%
Net investment income (c)(h)	3.24%	5.51%
Portfolio turnover rate (g)	44%	6%
Net assets, end of period (000’s)	$12	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Net investment income is effected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.00	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.14	0.20
Net realized and unrealized gain on investments	0.75	0.80

Total from Investment Operations	0.89	1.00

Less Distributions Declared to Shareholders:
From net investment income	(0.10)	—
From net realized gains	— (d)	—

Total Distributions Declared to Shareholders	(0.10)	—

Net Asset Value, End of Period	$11.79	$11.00
Total return (e)(f)(g)	8.09%	10.00%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	1.10%	1.10%
Waiver/Reimbursement (h)	11.10%	30.87%
Net investment income (c)(h)	2.48%	4.78%
Portfolio turnover rate (g)	44%	6%
Net assets, end of period (000’s)	$12	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is effected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.02	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.17	0.23
Net realized and unrealized gain on investments	0.75	0.79

Total from Investment Operations	0.92	1.02

Less Distributions Declared to Shareholders:
From net investment income	(0.13)	—
From net realized gains	— (d)	—

Total Distributions Declared to Shareholders	(0.13)	—

Net Asset Value, End of Period	$11.81	$11.02
Total return (e)(f)(g)	8.37%	10.20%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	0.60%	0.60%
Waiver/Reimbursement (h)	11.10%	30.87%
Net investment income (c)(h)	3.00%	5.26%
Portfolio turnover rate (g)	44%	6%
Net assets, end of period (000’s)	$12	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is effected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.05	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.22	0.08
Net realized and unrealized gain on investments	0.72	0.97

Total from Investment Operations	0.94	1.05

Less Distributions Declared to Shareholders:
From net investment income	(0.16)	—
From net realized gains	— (d)	—

Total Distributions Declared to Shareholders	(0.16)	—

Net Asset Value, End of Period	$11.83	$11.05
Total return (e)(f)(g)	8.55%	10.50%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	0.10%	0.10%
Waiver/Reimbursement (h)	11.10%	30.87%
Net investment income (c)(h)	3.97%	1.77%
Portfolio turnover rate (g)	44%	6%
Net assets, end of period (000’s)	$372	$2,809

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is effected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements – Banc of America Retirement 2015 Portfolio

April 30, 2007 (Unaudited)

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2015 Portfolio (the “Portfolio”).

Investment Goal

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2015.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value. The Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R share of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined

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Banc of America Retirement 2015 Portfolio, April 30, 2007 (Unaudited)

are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions related to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$32,633
Unrealized depreciation	(1)
Net unrealized appreciation	$32,632

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment

14

Banc of America Retirement 2015 Portfolio, April 30, 2007 (Unaudited)

advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Columbia was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Portfolio under these agreements was $11,713.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 2.202% of the Portfolio’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Portfolio’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 0.27% of the Portfolio’s average daily net assets.

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Banc of America Retirement 2015 Portfolio, April 30, 2007 (Unaudited)

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities were $831,252 and $3,387,649, respectively.

Note 6. Shares of Beneficial Interest

As of April 30, 2007, 100.0% of the Portfolio’s outstanding shares were owned by an affiliate of BOA or by a shareholder whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit,

both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus

16

Banc of America Retirement 2015 Portfolio, April 30, 2007 (Unaudited)

a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended April 30, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an underlying investment company may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an underlying investment company and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and trustees of the Portfolio also serve as officers and trustees of certain of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities;

instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money

17

Banc of America Retirement 2015 Portfolio, April 30, 2007 (Unaudited)

penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of

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Banc of America Retirement 2015 Portfolio, April 30, 2007 (Unaudited)

common trust funds and the investment of assets held in

fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

20

Important Information About This Report

Banc of America Retirement 2015 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2015 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 1-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, changes and expenses for the portfolio carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the portfolio. You should read it carefully before you invest.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member NASD and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. is a registered broker-dealer, member NASD and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

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Banc of America Retirement 2015 Portfolio

Semiannual Report – April 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC - 44/130771-0407 (06/07) 07/39028

Banc of America Retirement 2020 Portfolio

Semiannual Report – April 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Banc of America Funds in your overall financial plan.

A well-balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments, and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

By choosing the Banc of America Funds, which are referred to as “target date funds”, you have significantly simplified the process of creating a diversified portfolio. Target date funds make investing for future goals — like retirement — simpler. A single target date fund is managed to a specific year in the future and can be made up of a diversified portfolio of stock funds, bond funds and sometimes cash. A portfolio manager adjusts the mix of investments over time, using a more aggressive asset allocation for funds with target dates farther in the future, and more conservative asset allocations for closer dates. Investments are adjusted for you gradually over time, and a portfolio that began with a growth orientation will become one with an income orientation.

Of course, a target date fund can’t take the place of personal analysis. From time to time, you’ll need to re-evaluate your individual situation to determine whether your investment needs have changed. As you do this, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to adjust your strategy or consider moving to a different target date fund if you have:

■	Gotten married or divorced
■	Added a child to your family
■	Made a significant change in employment
■	Entered or moved significantly closer to retirement
■	Experienced a serious illness or death in the family
■	Taken on or paid off substantial debt

Any of these events can have an impact on your overall financial strategy, and more specifically, on your time horizons. When this is the case, shifting assets to a different target date fund could help you maintain a diversified portfolio while following a strategy more appropriate to your new time horizon.

We hope this information will help you stay on track to reach your investment goals. Thank you for your business and for your continued confidence in the Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Banc of America Retirement 2020 Portfolio

Total return as of 04/30/07 (%)
Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	12.48	12.17	12.34	12.61
Life	29.35	28.54	29.08	29.62

Total return as of 03/31/07 (%)
Share class	A	C	R	Z
6-month (cumulative)	16.40	15.88	16.15	16.44
Life	25.48	24.69	25.21	25.64

Banc of America Retirement 2020 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

Performance data quoted represents past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)
Class A	12.37
Class C	12.34
Class R	12.36
Class Z	12.38

Distributions declared per share

11/01/06 – 04/30/07 ($)
Class A	0.54
Class C	0.49
Class R	0.52
Class Z	0.55

Annual operating expense ratio (%)*

Class A	1.68
Class C	2.43
Class R	1.93
Class Z	1.43

Annual operating expense ratio after contractual waivers (%)*

Class A	1.03
Class C	1.78
Class R	1.28
Class Z	0.78

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

1

Understanding Your Expenses – Banc of America Retirement 2020 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charge, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,124.82	1,023.06	1.84	1.76	0.35
Class C	1,000.00	1,000.00	1,121.69	1,019.34	5.79	5.51	1.10
Class R	1,000.00	1,000.00	1,123.38	1,021.82	3.16	3.01	0.60
Class Z	1,000.00	1,000.00	1,126.10	1,024.30	0.53	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a substantial portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charge, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*Banc of America Retirement 2020 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Portfolio Profile – Banc of America Retirement 2020 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month cumulative return as of 04/30/07

+12.48% Class A shares

+12.61% Class Z shares

+8.60% S&P 500 Index

+2.64% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2007, the portfolio’s Class A shares returned 12.48%. Class Z shares returned 12.61%.[1] The portfolio’s return was higher than the returns of both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which gained 8.60% and 2.64%, respectively.[2] An emphasis on, and solid performance from, stock funds aided performance. The portfolio’s fixed income allocation also did well.

■

Stock funds accounted for approximately 75% of the portfolio’s holdings. The portfolio’s emphasis on stock funds was rewarded as the US and many foreign stock markets were solid performers in a generally favorable economic and interest-rate environment. The portfolio’s return was further enhanced by strong individual fund performance: Six of seven domestic equity fund allocations did better than their respective indices. The portfolio’s fixed income and cash funds, which accounted for approximately 25% of the portfolio’s assets, delivered modest returns. However, the portfolio’s only fixed-income investment, Columbia Total Return Bond Fund, outperformed its benchmark.

■

We believe the US economy will continue to exhibit mixed signals, which are typical of mid-cycle slowdowns—with solid profit growth, moderate inflation and gains in personal, business and government spending offsetting slower housing and manufacturing trends. However, we believe business prospects remain favorable and economic growth, although slower, should continue at a moderate pace. In this environment, we believe equities, in general, may continue to have an edge over other asset classes and international markets, in particular, may hold their ground if solid economic growth and relatively low interest rates persist around the world. We believe bonds may remain within a relatively tight trading range as rising global rates compete with attractive domestic yields.

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006 and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing involves special risk, including foreign taxation, currency risk, risk associated with possible differences in financial standards and other monetary and political risks. Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds’ and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

[1]

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

3

Investment Portfolio – Banc of America Retirement 2020 Portfolio

April 30, 2007 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 94.8%
Columbia Acorn International, Class Z	45	1,983
Columbia Cash Reserves, Capital Class Shares	2,375	2,375
Columbia Large Cap Enhanced Core Fund, Class Z	2,211	34,154
Columbia Large Cap Value Fund, Class Z	520	8,309
Columbia Marsico Focused Equities Fund, Class Z	412	9,333
Columbia Mid Cap Growth Fund, Class Z	259	7,040
Columbia Mid Cap Value Fund, Class Z	370	5,961
Columbia Multi-Advisor International Equity Fund, Class Z	871	16,035
Columbia Small Cap Growth Fund II, Class Z	199	2,967
Columbia Small Cap Value Fund II, Class Z	224	3,255
Columbia Total Return Bond Fund, Class Z	2,809	27,447

Total Investment Companies (cost of $110,805)		118,859
	Par ($)
Short-Term Obligation – 19.2%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/07, due 05/01/07 at 4.950%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value of $24,630 (repurchase proceeds $24,003)	24,000	24,000

Total Short-Term Obligation (cost of $24,000)		24,000

Total Investments – 114.0% (cost of $134,805)(b)		142,859

Other Assets & Liabilities, Net – (14.0)%		(17,504)

Net Assets – 100.0%		125,355

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $134,805.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Banc of America Retirement 2020 Portfolio

April 30, 2007 (Unaudited)

		($)
Assets	Repurchase agreement, at cost	24,000
	Affiliated investments, at cost	110,805

	Total investments, at cost	134,805

	Repurchase agreement, at value	24,000
	Affiliated investments, at value	118,859

	Total investments, at value	142,859
	Cash	24,995
	Receivable for:
	Fund shares sold	5,000
	Interest	3
	Expense reimbursement due from Investment Advisor	19,890

	Total Assets	192,747

Liabilities	Payable for:
	Investment advisory fee	9
	Transfer agent fee	3,016
	Pricing and bookkeeping fees	7,118
	Trustees’ fees	8,717
	Distribution and service fees	19
	Chief compliance officer expenses	408
	Other liabilities	48,105

	Total Liabilities	67,392

	Net Assets	125,355

Net Assets Consist of	Paid-in capital	113,212
	Undistributed net investment income	682
	Accumulated net realized gain	3,407
	Net unrealized appreciation on investments	8,054

	Net Assets	125,355

Class A	Net assets	$12,939
	Shares outstanding	1,046
	Net asset value per share	$12.37

Class C
	Net assets	$12,850
	Shares outstanding	1,042
	Net asset value per share	$12.34	(a)

Class R

	Net assets	$12,910
	Shares outstanding	1,044
	Net asset value per share	$12.36	(b)

Class Z
	Net assets	$86,656
	Shares outstanding	6,998
	Net asset value per share	$12.38

(a)	Net asset value rounds to $12.34 per share due to fractional shares outstanding.
(b)	Net asset value rounds to $12.36 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Banc of America Retirement 2020 Portfolio

For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Dividends from affiliates	1,141
	Interest	592

	Total Investment Income	1,733

Expenses	Investment advisory fee	39
	Distribution fee:
	Class C	46
	Class R	30
	Service fee:
	Class A	15
	Class C	15
	Transfer agent fee	2,876
	Pricing and bookkeeping fees	23,803
	Trustees’ fees	7,439
	Audit fee	12,893
	Legal fee	7,852
	Registration fee	45,307
	Reports to shareholders	14,876
	Chief compliance officer expenses	2,428
	Other expenses	2,534

	Total Expenses	120,153

	Fees and expenses waived or reimbursed by Investment Advisor	(120,008)

	Net Expenses	145

	Net Investment Income	1,588

Net Realized and Unrealized Gain on Investments	Net realized gain on:
	Affiliated investments	3,386
	Capital gains distributions received	914

	Net realized gain	4,300

	Net change in unrealized appreciation on affiliated investments	2,721

	Net Gain	7,021

	Net Increase Resulting from Operations	8,609

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Banc of America Retirement 2020 Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2007 ($)	Period Ended October 31, 2006 ($) (a)
Operations	Net investment income	1,588	976
	Net realized gain (loss) on affiliated investments and capital gains distributions received	4,300	(61)
	Net change in unrealized appreciation on affiliated investments	2,721	5,333

	Net Increase Resulting from Operations	8,609	6,248

Distributions Declared to Shareholders	From net investment income:
	Class A	(374)	—
	Class C	(327)	—
	Class R	(358)	—
	Class Z	(823)	—
	From net realized gains:
	Class A	(162)	—
	Class C	(163)	—
	Class R	(163)	—
	Class Z	(344)	—

	Total Distributions Declared to Shareholders	(2,714)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	536	—

	Net Increase	536	10,000

	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	489	—

	Net Increase	489	10,000

	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	521	—

	Net Increase	521	10,000

	Class Z:
	Subscriptions	85,500	13,002
	Distributions reinvested	1,168	—
	Redemptions	(18,004)	—

	Net Increase	68,664	13,002

	Net Increase from Share Transactions	70,210	43,002

	Total Increase in Net Assets	76,105	49,250

Net Assets	Beginning of period	49,250	—
	End of period	125,355	49,250
	Undistributed net investment income at end of period	682	976

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2020 Portfolio

		(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)

Changes in Shares	Class A:
	Subscriptions	—	1,000
	Issued for distributions reinvested	46	—

	Net Increase	46	1,000

	Class C:
	Subscriptions	—	1,000
	Issued for distributions reinvested	42	—

	Net Increase	42	1,000

	Class R:
	Subscriptions	—	1,000
	Issued for distributions reinvested	44	—

	Net Increase	44	1,000

	Class Z:
	Subscriptions	7,151	1,285
	Issued for distributions reinvested	99	—
	Redemptions	(1,537)	—

	Net Increase	5,713	1,285

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.50	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.27	0.25
Net realized and unrealized gain on investments	1.14	1.25

Total from Investment Operations	1.41	1.50

Less Distributions Declared to Shareholders:
From net investment income	(0.38)	—
From net realized gains	(0.16)	—

Total Distributions Declared to Shareholders	(0.54)	—

Net Asset Value, End of Period	$12.37	$11.50
Total return (d)(e)(f)	12.48%	15.00%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.35%	0.35%
Waiver/Reimbursement (g)	304.96%	499.41%
Net investment income (c)(g)	4.49%	5.77%
Portfolio turnover rate (f)	83%	48%
Net assets, end of period (000’s)	$13	$12

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which Portfolio invests.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.46	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.22	0.22
Net realized and unrealized gain on investments	1.15	1.24

Total from Investment Operations	1.37	1.46

Less Distributions Declared to Shareholders:
From net investment income	(0.33)	—
From net realized gains	(0.16)	—

Total Distributions Declared to Shareholders	(0.49)	—

Net Asset Value, End of Period	$12.34	$11.46
Total return (d)(e)(f)	12.17%	14.60%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	1.10%	1.10%
Waiver/Reimbursement (g)	304.96%	499.41%
Net investment income (c)(g)	3.76%	5.01%
Portfolio turnover rate (f)	83%	48%
Net assets, end of period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which Portfolio invests.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.49	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.25	0.24
Net realized and unrealized gain on investments	1.14	1.25

Total from Investment Operations	1.39	1.49

Less Distributions Declared to Shareholders:
From net investment income	(0.36)	—
From net realized gains	(0.16)	—

Total Distributions Declared to Shareholders	(0.52)	—

Net Asset Value, End of Period	$12.36	$11.49
Total return (d)(e)(f)	12.34%	14.90%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.60%	0.60%
Waiver/Reimbursement (g)	304.96%	499.41%
Net investment income (c)(g)	4.24%	5.56%
Portfolio turnover rate (f)	83%	48%
Net assets, end of period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which Portfolio invests.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.51	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.23	0.25
Net realized and unrealized gain on investments	1.19	1.26

Total from Investment Operations	1.42	1.51

Less Distributions Declared to Shareholders:
From net investment income	(0.39)	—
From net realized gains	(0.16)	—

Total Distributions Declared to Shareholders	(0.55)	—

Net Asset Value, End of Period	$12.38	$11.51
Total return (d)(e)(f)	12.61%	15.10%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.10%	0.10%
Waiver/Reimbursement (g)	304.96%	499.41%
Net investment income (c)(g)	3.92%	5.84%
Portfolio turnover rate (f)	83%	48%
Net assets, end of period (000’s)	$87	$15

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which Portfolio invests.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements – Banc of America Retirement 2020 Portfolio

April 30, 2007 (Unaudited)

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2020 Portfolio (the “Portfolio”).

Investment Goal

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2020.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value. The Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R share of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined

13

Banc of America Retirement 2020 Portfolio, April 30, 2007 (Unaudited)

are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$8,106
Unrealized depreciation	(52)
Net unrealized appreciation	$8,054

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment

14

Banc of America Retirement 2020 Portfolio, April 30, 2007 (Unaudited)

advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Under its pricing and bookkeeping agreement with the Portfolio, Columbia was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Portfolio under these agreements was $11,713.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 60.487% of the Portfolio’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Portfolio’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 7.31% of the Portfolio’s average daily net assets.

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Banc of America Retirement 2020 Portfolio, April 30, 2007 (Unaudited)

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities were $73,083 and $78,217 respectively.

Note 6. Shares of Beneficial Interest

As of April 30, 2007, the Portfolio had one shareholder that held 41.3% of the shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

As of April 30, 2007, the Portfolio had one shareholder that held 45.7% of the shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In

16

Banc of America Retirement 2020 Portfolio, April 30, 2007 (Unaudited)

addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended April 30, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an underlying investment company may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an underlying investment company and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and trustees of the Portfolio also serve as officers and trustees of certain of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

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Banc of America Retirement 2020 Portfolio, April 30, 2007 (Unaudited)

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust

18

Banc of America Retirement 2020 Portfolio, April 30, 2007 (Unaudited)

(now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

20

Important Information About This Report

Banc of America Retirement 2020 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2020 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 1-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, changes and expenses for the portfolio carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the portfolio. You should read it carefully before you invest.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member NASD and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. is a registered broker-dealer, member NASD and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

21

Banc of America Retirement 2020 Portfolio

Semiannual Report – April 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC-44/130772-0407 (06/07) 07/39127

Banc of America Retirement 2025 Portfolio

Semiannual Report –April 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Banc of America Funds in your overall financial plan.

A well-balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments, and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

By choosing the Banc of America Funds, which are referred to as “target date funds”, you have significantly simplified the process of creating a diversified portfolio. Target date funds make investing for future goals — like retirement — simpler. A single target date fund is managed to a specific year in the future and can be made up of a diversified portfolio of stock funds, bond funds and sometimes cash. A portfolio manager adjusts the mix of investments over time, using a more aggressive asset allocation for funds with target dates farther in the future, and more conservative asset allocations for closer dates. Investments are adjusted for you gradually over time, and a portfolio that began with a growth orientation will become one with an income orientation.

Of course, a target date fund can’t take the place of personal analysis. From time to time, you’ll need to re-evaluate your individual situation to determine whether your investment needs have changed. As you do this, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to adjust your strategy or consider moving to a different target date fund if you have:

■	Gotten married or divorced
■	Added a child to your family
■	Made a significant change in employment
■	Entered or moved significantly closer to retirement
■	Experienced a serious illness or death in the family
■	Taken on or paid off substantial debt

Any of these events can have an impact on your overall financial strategy, and more specifically, on your time horizons. When this is the case, shifting assets to a different target date fund could help you maintain a diversified portfolio while following a strategy more appropriate to your new time horizon.

We hope this information will help you stay on track to reach your investment goals. Thank you for your business and for your continued confidence in the Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Banc of America Retirement 2025 Portfolio

Performance data quoted represents past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)
Class A	11.82
Class C	11.79
Class R	11.81
Class Z	11.83

Distributions declared per share

11/01/06 – 04/30/07 ($)
Class A	0.14
Class C	0.09
Class R	0.12
Class Z	0.16

Annual operating expense ratio (%)*

Class A	1.66
Class C	2.41
Class R	1.91
Class Z	1.41

Annual operating expense ratio after contractual waivers (%)*

Class A	1.01
Class C	1.76
Class R	1.26
Class Z	0.76

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return as of 04/30/07 (%)
Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	9.59	9.17	9.45	9.73
Life	19.68	18.89	19.41	19.94

Total return as of 03/31/07 (%)
Share class	A	C	R	Z
6-month (cumulative)	9.26	8.85	9.12	9.31
Life	15.93	15.16	15.67	16.09

Banc of America Retirement 2025 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

1

Understanding Your Expenses – Banc of America Retirement 2025 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/06 – 04/30/07
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,095.91	1,023.06	1.82	1.76	0.35
Class C	1,000.00	1,000.00	1,091.69	1,019.34	5.70	5.51	1.10
Class R	1,000.00	1,000.00	1,094.52	1,021.82	3.12	3.01	0.60
Class Z	1,000.00	1,000.00	1,097.29	1,024.30	0.52	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a substantial portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2025 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Portfolio Profile – Banc of America Retirement 2025 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month cumulative return as of 04/30/07

+9.59% Class A shares

+9.73% Class Z shares

+8.60% S&P 500 Index

+2.64% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2007, the portfolio’s Class A shares returned 9.59%. Class Z shares returned 9.73%.[1] The portfolio’s return was higher than both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which gained 8.60% and 2.64%, respectively.[2] An emphasis on, and solid performance from, stock funds aided performance. The portfolio’s fixed income allocation also did well.

■

Stock funds accounted for approximately 80% of the portfolio’s holdings. The portfolio’s heavy emphasis on stock funds was rewarded as the US and many foreign stock markets were solid performers in a generally favorable economic and interest-rate environment. The portfolio’s return was further enhanced by strong individual fund performance: Six of seven domestic equity fund allocations did better than their respective indices. The portfolio’s fixed income and cash funds, which accounted for approximately 20% of the portfolio’s assets, delivered modest returns. However, the portfolio’s sole fixed-income fund, Columbia Total Return Bond Fund, outperformed its benchmark.

■

We believe the US economy will continue to exhibit mixed signals, which are typical of mid-cycle slowdowns — with solid profit growth, moderate inflation and gains in personal, business and government spending offsetting slower housing and manufacturing trends. However, we believe business prospects remain favorable and economic growth, although slower, should continue at a moderate pace. In this environment, we believe equities, in general, may continue to have an edge over other asset classes and international markets, in particular, may hold their ground if solid economic growth and relatively low interest rates persist around the world. We believe bonds may remain within a relatively tight trading range as rising global rates compete with attractive domestic yields.

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006 and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing involves special risk, including foreign taxation, currency risk, risk associated with possible differences in financial standards and other monetary and political risks. Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds’ and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

[1]

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

3

Financial Statements – Banc of America Retirement 2025 Portfolio

April 30, 2007

A guide to understanding your portfolio’s financial statements

Investment Portfolio	The investment portfolio details all of the portfolio’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the portfolio’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the portfolio’s liabilities (including any unpaid expenses) from the total of the portfolio’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the portfolio and the expenses accrued by the portfolio during the reporting period. This statement also shows any net gain or loss the portfolio realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the portfolio’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the portfolio’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the portfolio’s net asset value per share was affected by the portfolio’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the portfolio, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4

Investment Portfolio – Banc of America Retirement 2025 Portfolio

April 30, 2007 (Unaudited)

		Shares	Value ($)
Investment Companies (a) – 97.7%
	Columbia Acorn International, Class Z	86	3,808
	Columbia Cash Reserves, Capital Class Shares	3,561	3,561
	Columbia Large Cap Enhanced Core Fund, Class Z	3,346	51,692
	Columbia Large Cap Value Fund, Class Z	864	13,792
	Columbia Marsico Focused Equities Fund, Class Z	676	15,302
	Columbia Mid Cap Growth Fund, Class Z	412	11,217
	Columbia Mid Cap Value Fund, Class Z	593	9,560
	Columbia Multi-Advisor International Equity Fund, Class Z	1,342	24,711
	Columbia Small Cap Growth Fund II, Class Z	287	4,267
	Columbia Small Cap Value Fund II, Class Z	409	5,942
	Columbia Total Return Bond Fund, Class Z	3,282	32,067

	Total Investment Companies (cost of $159,931)		175,919

		Par ($)
Short-Term Obligation – 19.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/30/07, due 05/01/07 at 4.950%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value of $39,408 (repurchase proceeds $35,005)	35,000	35,000

	Total Short-Term Obligation (cost of $35,000)		35,000

	Total Investments – 117.1% (cost of $194,931)(b)		210,919

	Other Assets & Liabilities, Net – (17.1)%		(30,763)

	Net Assets – 100.0%		180,156

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $194,931.

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Banc of America Retirement 2025 Portfolio

April 30, 2007 (Unaudited)

		($)
Assets	Repurchase agreement, at cost	35,000
	Affiliated investments, at cost	159,931

	Total investments, at cost	194,931

	Repurchase agreement, at value	35,000
	Affiliated investments, at value	175,919

	Total investments, at value	210,919
	Cash	12,319
	Receivable for:
	Fund shares sold	3,000
	Interest	5
	Expense reimbursement due from Investment Advisor	19,890
	Other assets	702

	Total Assets	246,835

Liabilities	Payable for:
	Investment advisory fee	24
	Transfer agent fee	3,003
	Pricing and bookkeeping fees	7,118
	Trustees’ fees	8,717
	Distribution and service fees	17
	Chief compliance officer expenses	409
	Other liabilities	47,391

	Total Liabilities	66,679

	Net Assets	180,156

Net Assets Consist of	Paid-in capital	(47,191)
	Undistributed net investment income	5,151
	Accumulated net realized gain	206,208
	Net unrealized appreciation on investments	15,988

	Net Assets	180,156

Class A	Net assets	$11,971
	Shares outstanding	1,013
	Net asset value per share	$11.82

Class C	Net assets	$11,890
	Shares outstanding	1,008
	Net asset value per share	$11.79	(a)

Class R	Net assets	$11,945
	Shares outstanding	1,011
	Net asset value per share	$11.81	(b)

Class Z	Net assets	$144,350
	Shares outstanding	12,200
	Net asset value per share	$11.83

(a)	Net asset value rounds to $11.79 per share due to fractional shares outstanding.

(b)	Net asset value rounds to $11.81 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

6

Statement of Operations – Banc of America Retirement 2025 Portfolio

April 30, 2007 (Unaudited)

		($)
Investment Income	Dividends from affiliates	45,110
	Interest	755

	Total Investment Income	45,865
Expenses
	Investment advisory fee	1,178
	Distribution fee:
	Class C	42
	Class R	28
	Service fee:
	Class A	14
	Class C	14
	Transfer agent fee	2,876
	Pricing and bookkeeping fees	23,803
	Trustees’ fees	7,439
	Audit fee	12,893
	Legal fee	7,852
	Registration fee	45,307
	Reports to shareholders	14,877
	Chief compliance officer expenses	2,443
	Other expenses	2,518

	Total Expenses	121,284

	Fees and expenses waived or reimbursed by Investment Advisor	(120,008)

	Net Expenses	1,276

	Net Investment Income	44,589

Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on:
	Affiliated investments	153,612
	Capital gains distributions received	53,716

	Net realized gain	207,328

	Net change in unrealized depreciation on affiliated investments	(98,232)

	Net Gain	109,096

	Net Increase Resulting from Operations	153,685

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Banc of America Retirement 2025 Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2007 ($)	Period Ended October 31, 2006 ($)(a)
Operations	Net investment income	44,589	5,552
	Net realized gain on affiliated investments and capital gains distributions received	207,328	1,100
	Net change in unrealized appreciation (depreciation) on affiliated investments	(98,232)	114,220

	Net Increase Resulting from Operations	153,685	120,872
Distributions Declared to Shareholders
	From net investment income:
	Class A	(133)	—
	Class C	(87)	—
	Class R	(118)	—
	Class Z	(44,652)	—
	From net realized gains:
	Class A	(8)	—
	Class C	(7)	—
	Class R	(7)	—
	Class Z	(2,198)	—

	Total Distributions Declared to Shareholders	(47,210)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	140	—

	Net Increase	140	10,000
	Class C:
	Subscriptions	94	10,000

	Net Increase	94	10,000
	Class R:
	Subscriptions	125	10,000

	Net Increase	125	10,000
	Class Z:
	Subscriptions	508,809	3,373,953
	Distributions reinvested	278	—
	Redemptions	(3,907,190)	(53,400)

	Net Increase (Decrease)	(3,398,103)	3,320,553
	Net Increase (Decrease) from Share Transactions	(3,397,744)	3,350,553

	Total Increase (Decrease) in Net Assets	(3,291,269)	3,471,425

Net Assets	Beginning of period	3,471,425	—
	End of period	180,156	3,471,425
	Undistributed net investment income at end of period	5,151	5,552

Changes in Shares	Class A:
	Subscriptions	—	1,000
	Distributions reinvested	13	—

	Net Increase	13	1,000
	Class C:
	Subscriptions	8	1,000

	Net Increase	8	1,000
	Class R:
	Subscriptions	11	1,000

	Net Increase	11	1,000
	Class Z:
	Subscriptions	44,942	319,521
	Distributions reinvested	24	—
	Redemptions	(347,337)	(4,950)

	Net Increase (Decrease)	(302,371)	314,571

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

8

Financial Highlights– Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.92	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.17	0.21
Net realized and unrealized gain on investments	0.87	0.71

Total from Investment Operations	1.04	0.92

Less Distributions Declared to Shareholders:
From net investment income	(0.13)	—
From net realized gains	(0.01)	—

Total Distributions Declared to Shareholders	(0.14)	—

Net Asset Value, End of Period	$11.82	$10.92
Total return (d)(e)(f)	9.59%	9.20%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.35%	0.35%
Waiver/Reimbursement (g)	10.27%	24.82%
Net investment income (c)(g)	2.98%	5.01%
Portfolio turnover rate (f)	30%	6%
Net assets, end of period (000's)	$12	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total returns reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

9

Financial Highlights– Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.89	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.13	0.18
Net realized and unrealized gain on investments	0.86	0.71

Total from Investment Operations	0.99	0.89

Less Distributions Declared to Shareholders:
From net investment income	(0.08)	—
From net realized gains	(0.01)	—

Total Distributions Declared to Shareholders	(0.09)	—

Net Asset Value, End of Period	$11.79	$10.89
Total return (d)(e)(f)	9.17%	8.90%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	1.10%	1.10%
Waiver/Reimbursement (g)	10.27%	24.82%
Net investment income (c)(g)	2.24%	4.27%
Portfolio turnover rate (f)	30%	6%
Net assets, end of period (000's)	$12	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

10

Financial Highlights– Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.91	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.15	0.20
Net realized and unrealized gain on investments	0.87	0.71

Total from Investment Operations	1.02	0.91

Less Distributions Declared to Shareholders:
From net investment income	(0.11)	—
From net realized gains	(0.01)	—

Total Distributions Declared to Shareholders	(0.12)	—

Net Asset Value, End of Period	$11.81	$10.91
Total return (d)(e)(f)	9.45%	9.10%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.60%	0.60%
Waiver/Reimbursement (g)	10.27%	24.82%
Net investment income (c)(g)	2.74%	4.78%
Portfolio turnover rate (f)	30%	6%
Net assets, end of period (000's)	$12	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

11

Financial Highlights— Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.93	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.21	0.07
Net realized and unrealized gain on investments	0.85	0.86

Total from Investment Operations	1.06	0.93

Less Distributions Declared to Shareholders:
From net investment income	(0.15)	—
From net realized gains	(0.01)	—

Total Distributions Declared to Shareholders	(0.16)	—

Net Asset Value, End of Period	$11.83	$10.93
Total return (d)(e)(f)	9.73%	9.30%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.10%	0.10%
Waiver/Reimbursement (g)	10.27%	24.82%
Net investment income (c)(g)	3.83%	1.45%
Portfolio turnover rate (f)	30%	6%
Net assets, end of period (000's)	$144	$3,439

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements – Banc of America Retirement 2025 Portfolio

April 30, 2007 (Unaudited)

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2025 Portfolio (the “Portfolio”).

Investment Goal

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2025.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value. The Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R share of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined

13

Banc of America Retirement 2025 Portfolio, April 30, 2007 (Unaudited)

are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$16,011
Unrealized depreciation	(23)
Net unrealized appreciation	$15,988

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to

14

Banc of America Retirement 2025 Portfolio, April 30, 2007 (Unaudited)

the Portfolio. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Under its pricing and bookkeeping agreement with the Portfolio, Columbia was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Portfolio under these agreements was $ 11,713.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 2.037% of the Portfolio’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Portfolio’s annualized effective transfer agent fee rate, inclusive of

15

Banc of America Retirement 2025 Portfolio, April 30, 2007 (Unaudited)

out-of-pocket expenses and sub-transfer agent fees, was 0.25% of the Portfolio’s average daily net assets.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities were $613,455 and $4,032,966, respectively.

Note 6. Shares of Beneficial Interest

As of April 30, 2007, 100.0% of the Portfolio’s outstanding shares were owned by an affiliate of BOA or by a shareholder whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of

16

Banc of America Retirement 2025 Portfolio, April 30, 2007 (Unaudited)

credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended April 30, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an underlying investment company may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an underlying investment company and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and trustees of the Portfolio also serve as officers and trustees of certain of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

17

Banc of America Retirement 2025 Portfolio, April 30, 2007 (Unaudited)

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

18

Banc of America Retirement 2025 Portfolio, April 30, 2007 (Unaudited)

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

20

Important Information About This Report

Banc of America Retirement 2025 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2025 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 1-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, changes and expenses for the portfolio carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the portfolio. You should read it carefully before you invest.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member NASD and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. is a registered broker-dealer, member NASD and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

21

Banc of America Retirement 2025 Portfolio

Semiannual Report –April 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC-44/130773-0407 (06/07) 07/39128

Banc of America Retirement 2030 Portfolio

Semiannual Report – April 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Banc of America Funds in your overall financial plan.

A well-balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments, and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

By choosing the Banc of America Funds, which are referred to as “target date funds”, you have significantly simplified the process of creating a diversified portfolio. Target date funds make investing for future goals — like retirement — simpler. A single target date fund is managed to a specific year in the future and can be made up of a diversified portfolio of stock funds, bond funds and sometimes cash. A portfolio manager adjusts the mix of investments over time, using a more aggressive asset allocation for funds with target dates farther in the future, and more conservative asset allocations for closer dates. Investments are adjusted for you gradually over time, and a portfolio that began with a growth orientation will become one with an income orientation.

Of course, a target date fund can’t take the place of personal analysis. From time to time, you’ll need to re-evaluate your individual situation to determine whether your investment needs have changed. As you do this, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to adjust your strategy or consider moving to a different target date fund if you have:

■	Gotten married or divorced
■	Added a child to your family
■	Made a significant change in employment
■	Entered or moved significantly closer to retirement
■	Experienced a serious illness or death in the family
■	Taken on or paid off substantial debt

Any of these events can have an impact on your overall financial strategy, and more specifically, on your time horizons. When this is the case, shifting assets to a different target date fund could help you maintain a diversified portfolio while following a strategy more appropriate to your new time horizon.

We hope this information will help you stay on track to reach your investment goals. Thank you for your business and for your continued confidence in the Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Banc of America Retirement 2030 Portfolio

Total return as of 04/30/07 (%)
Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	11.74	11.34	11.71	11.88
Life	26.49	25.59	26.23	26.76

Total return as of 03/31/07 (%)

Share class	A	C	R	Z
6-month (cumulative)	14.68	14.16	14.43	14.70
Life	22.36	21.58	22.10	22.62

Banc of America Retirement 2030 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

Performance data quoted represents past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)
Class A	12.24
Class C	12.20
Class R	12.23
Class Z	12.25

Distributions declared per share

11/01/06 – 04/30/07 ($)
Class A	0.39
Class C	0.34
Class R	0.37
Class Z	0.40

Annual operating expense ratio (%)*

Class A	1.70
Class C	2.45
Class R	1.95
Class Z	1.45

Annual operating expense ratio after contractual waivers (%)*

Class A	1.05
Class C	1.80
Class R	1.30
Class Z	0.80

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

1

Understanding Your Expenses – Banc of America Retirement 2030 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/06 – 04/30/07
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,117.38	1,023.06	1.84	1.76	0.35
Class C	1,000.00	1,000.00	1,113.41	1,019.34	5.76	5.51	1.10
Class R	1,000.00	1,000.00	1,117.08	1,021.82	3.15	3.01	0.60
Class Z	1,000.00	1,000.00	1,118.82	1,024.30	0.53	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a substantial portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2030 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Portfolio Profile – Banc of America Retirement 2030 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/07

+11.74% Class A shares

+11.88% Class Z shares

+8.60% S&P 500 Index

+2.64% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2007, the portfolio’s Class A shares returned 11.74%. Class Z shares returned 11.88%.[1] The portfolio’s return was higher than the return of both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which gained 8.60% and 2.64%, respectively.[2] An emphasis on, and solid performance from, stock funds aided performance. The portfolio’s fixed income allocation also did well.

■

Stock funds accounted for approximately 85% of the portfolio’s holdings. The portfolio’s heavy emphasis on stock funds was rewarded as the US and many foreign stock markets were solid performers in a generally favorable economic and interest-rate environment. The portfolio’s return was further enhanced by strong individual fund performance: Six of seven domestic equity fund allocations did better than their respective indices. The portfolio’s fixed income and cash funds, which accounted for approximately 15% of the portfolio’s assets, delivered modest returns. However, the portfolio’s sole fixed-income fund, Columbia Total Return Bond Fund, outperformed its benchmark.

■

We believe the US economy will continue to exhibit mixed signals, which are typical of mid-cycle slowdowns — with solid profit growth, moderate inflation and gains in personal, business and government spending offsetting slower housing and manufacturing trends. However, we believe business prospects remain favorable and economic growth, although slower, should continue at a moderate pace. In this environment, we believe equities, in general, may continue to have an edge over other asset classes and international markets, in particular, may hold their ground if solid economic growth and relatively low interest rates persist around the world. We believe bonds may remain within a relatively tight trading range as rising global rates compete with attractive domestic yields.

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until August 2006 and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing involves special risk, including foreign taxation, currency risk, risk associated with possible differences in financial standards and other monetary and political risks. Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds’ and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

[1]

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

3

Financial Statements – Banc of America Retirement 2030 Portfolio

April 30, 2007

A guide to understanding your portfolio’s financial statements

Investment Portfolio	The investment portfolio details all of the portfolio’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the portfolio’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the portfolio’s liabilities (including any unpaid expenses) from the total of the portfolio’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the portfolio and the expenses accrued by the portfolio during the reporting period. This statement also shows any net gain or loss the portfolio realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the portfolio’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the portfolio’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the portfolio’s net asset value per share was affected by the portfolio’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the portfolio, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4

Investment Portfolio – Banc of America Retirement 2030 Portfolio, April 30, 2007 (Unaudited)

		Shares	Value ($)
Investment Companies (a) – 99.0%
	Columbia Acorn International, Class Z	95	4,181
	Columbia Cash Reserves, Capital Class Shares	3,109	3,109
	Columbia Large Cap Enhanced Core Fund, Class Z	3,073	47,473
	Columbia Large Cap Value Fund, Class Z	855	13,653
	Columbia Marsico Focused Equities Fund, Class Z	660	14,935
	Columbia Mid Cap Growth Fund, Class Z	388	10,548
	Columbia Mid Cap Value Fund, Class Z	562	9,071
	Columbia Multi-Advisor International Equity Fund, Class Z	1,227	22,596
	Columbia Small Cap Growth Fund II, Class Z	264	3,928
	Columbia Small Cap Value Fund II, Class Z	397	5,760
	Columbia Total Return Bond Fund, Class Z	2,072	20,242

	Total Investment Companies (Cost of $143,218)		155,496

		Par ($)
Short-Term Obligation – 19.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/30/07, due 05/01/07 at 4.950%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value of $34,482 (repurchase proceeds $31,004)	31,000	31,000

	Total Short-Term Obligation (Cost of $31,000)		31,000

	Total Investments – 118.7% (Cost of $174,218)(b)		186,496

	Other Assets & Liabilities, Net – (18.7)%		(29,430)

	Net Assets – 100.0%		157,066

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $174,218.

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Banc of America Retirement 2030 Portfolio

April 30, 2007 (Unaudited)

		($)
Assets	Affiliated investments, at cost	143,218
	Repurchase agreement, at cost	31,000

	Total investments, at identified cost	174,218

	Affiliated investments, at value	155,496
	Repurchase agreement, at value	31,000

	Total investments, at value	186,496
	Cash	18,925
	Receivable for interest	4
	Expense reimbursement due from Investment Advisor	19,890

	Total Assets	225,315

Liabilities	Payable for:
	Investment advisory fee	12
	Transfer agent fee	2,986
	Pricing and bookkeeping fees	7,118
	Trustees’ fees	8,717
	Distribution and service fees	18
	Chief compliance officer expenses	408
	Other liabilities	48,990

	Total Liabilities	68,249

	Net Assets	157,066

Net Assets Consist of	Paid-in capital	140,416
	Undistributed net investment income	724
	Accumulated net realized gain	3,648
	Net unrealized appreciation on investments	12,278

	Net Assets	157,066

Class A	Net assets	$12,649
	Shares outstanding	1,034
	Net asset value per share	$12.24	(a)

Class C	Net assets	$12,561
	Shares outstanding	1,029
	Net asset value per share	$12.20	(b)

Class R	Net assets	$12,620
	Shares outstanding	1,032
	Net asset value per share	$12.23

Class Z	Net assets	$119,236
	Shares outstanding	9,730
	Net asset value per share	$12.25

(a)	Net asset value rounds to $12.24 per share due to fractional shares outstanding.

(b)	Net asset value rounds to $12.20 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

6

Statement of Operations – Banc of America Retirement 2030 Portfolio

For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Dividends from affiliates	1,704
	Interest	684

	Total Income	2,388

Expenses	Investment advisory fee	60
	Distribution fee:
	Class C	45
	Class R	30
	Service fee:
	Class A	15
	Class C	15
	Transfer agent fee	2,876
	Pricing and bookkeeping fees	23,803
	Trustees’ fees	7,439
	Audit fee	12,893
	Registration fee	45,307
	Legal fee	7,852
	Reports to shareholders	14,876
	Chief compliance officer expenses	2,428
	Other expenses	2,532

	Total Expenses	120,171

	Fees and expenses waived or reimbursed by Investment Advisor	(120,006)

	Net Expenses	165

	Net Investment Income	2,223

Net Realized and Unrealized Gain on Investments	Net realized gain on:
	Affiliated investments	2,820
	Capital gains distributions received	1,812

	Net realized gain	4,632

	Net change in unrealized appreciation on affiliated investments	5,613

	Net Gain	10,245

	Net Increase Resulting from Operations	12,468

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Banc of America Retirement 2030 Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2007($)	Period Ended October 31, 2006($)(a)
Operations	Net investment income	2,223	1,230
	Net realized gain on affiliated investments and capital gains distributions received	4,632	112
	Net change in unrealized appreciation on investments	5,613	6,665

	Net Increase Resulting from Operations	12,468	8,007
Distributions Declared to Shareholders	From net investment income:
	Class A	(276)	—
	Class C	(229)	—
	Class R	(261)	—
	Class Z	(1,963)	—
	From net realized gains:
	Class A	(112)	—
	Class C	(113)	—
	Class R	(113)	—
	Class Z	(758)	—

	Total Distributions Declared to Shareholders	(3,825)	—
Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	389	—

	Net Increase	389	10,000
	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	342	—

	Net Increase	342	10,000
	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	373	—

	Net Increase	373	10,000
	Class Z:
	Subscriptions	84,824	35,000
	Distributions reinvested	2,721	—
	Redemptions	(13,233)	—

	Net Increase	74,312	35,000
	Net Increase from Share Transactions	75,416	65,000

	Total Increase in Net Assets	84,059	73,007
Net Assets	Beginning of period	73,007	—
	End of period	157,066	73,007
	Undistributed net investment income at end of period	724	1,230

Changes in Shares	Class A:
	Subscriptions	—	1,000
	Issued for distributions reinvested	34	—

	Net Increase	34	1,000
	Class C:
	Subscriptions	—	1,000
	Issued for distributions reinvested	29	—

	Net Increase	29	1,000
	Class R:
	Subscriptions	—	1,000
	Issued for distributions reinvested	32	—

	Net Increase	32	1,000
	Class Z:
	Subscriptions	7,161	3,451
	Issued for distributions reinvested	234	—
	Redemptions	(1,116)	—

	Net Increase	6,279	3,451

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

8

Fi nancial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.32	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.22	0.22
Net realized and unrealized gain on investments	1.09	1.10

Total from Investment Operations	1.31	1.32

Less Distributions Declared to Shareholders:
From net investment income	(0.28)	—
From net realized gains	(0.11)	—

Total Distributions Declared to Shareholders	(0.39)	—

Net Asset Value, End of Period	$12.24	$11.32
Total return (d)(e)(f)	11.74%	13.20%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.35%	0.35%
Waiver/Reimbursement (g)	199.19%	361.18%
Net investment income (c)(g)	3.69%	5.12%
Portfolio turnover rate (f)	64%	40%
Net assets, end of period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.28	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.17	0.19
Net realized and unrealized gain on investments	1.09	1.09

Total from Investment Operations	1.26	1.28

Less Distributions Declared to Shareholders:
From net investment income	(0.23)	—
From net realized gains	(0.11)	—

Total Distributions Declared to Shareholders	(0.34)	—

Net Asset Value, End of Period	$12.20	$11.28
Total return (d)(e)(f)	11.34%	12.80%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	1.10%	1.10%
Waiver/Reimbursement (g)	199.19%	361.18%
Net investment income (c)(g)	2.92%	4.37%
Portfolio turnover rate (f)	64%	40%
Net assets, end of period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.30	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.20	0.23
Net realized and unrealized gain on investments	1.10	1.07

Total from Investment Operations	1.30	1.30

Less Distributions Declared to Shareholders:
From net investment income	(0.26)	—
From net realized gains	(0.11)	—

Total Distributions Declared to Shareholders	(0.37)	—

Net Asset Value, End of Period	$12.23	$11.30
Total return (d)(e)(f)	11.71%	13.00%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.60%	0.60%
Waiver/Reimbursement (g)	199.19%	361.18%
Net investment income (c)(g)	3.43%	4.65%
Portfolio turnover rate (f)	64%	40%
Net assets, end of period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.33	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.23	0.20
Net realized and unrealized gain on investments	1.09	1.13

Total from Investment Operations	1.32	1.33

Less Distributions Declared to Shareholders:
From net investment income	(0.29)	—
From net realized gains	(0.11)	—

Total Distributions Declared to Shareholders	(0.40)	—

Net Asset Value, End of Period	$12.25	$11.33
Total return (d)(e)(f)	11.88%	13.30%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.10%	0.10%
Waiver/Reimbursement (g)	199.19%	361.18%
Net investment income (c)(g)	3.83%	5.42%
Portfolio turnover rate (f)	64%	40%
Net assets, end of period (000’s)	$119	$39

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements – Banc of America Retirement 2030 Portfolio

April 30, 2007 (Unaudited)

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2030 Portfolio (the “Portfolio”).

Investment Goal

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds.” The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2030.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value. The Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan asset. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined

13

Banc of America Retirement 2030 Portfolio, April 30, 2007 (Unaudited)

are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$12,343
Unrealized depreciation	(65)
Net unrealized appreciation	$12,278

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment

14

Banc of America Retirement 2030 Portfolio, April 30, 2007 (Unaudited)

advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for related to with Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Under its pricing and bookkeeping agreement with the Portfolio, Columbia was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the Portfolio under these agreements was $11,713.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 39.510% of the Portfolio’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursements for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Portfolio’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 4.77% of the Portfolio’s average daily net assets.

15

Banc of America Retirement 2030 Portfolio, April 30, 2007 (Unaudited)

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities were $85,942 and $83,444, respectively.

Note 6. Shares of Beneficial Interest

As of April 30, 2007, the Portfolio had one shareholder that held 24.1% of the shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

As of April 30, 2007, the Portfolio had one shareholder that held 63.3% of the shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%.

16

Banc of America Retirement 2030 Portfolio, April 30, 2007 (Unaudited)

In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations. For the six months ended April 30, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an underlying investment company may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an underlying investment company and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and trustees of the Portfolio also serve as officers and trustees of certain of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America

17

Banc of America Retirement 2030 Portfolio, April 30, 2007 (Unaudited)

Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG Sun America Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

18

Banc of America Retirement 2030 Portfolio, April 30, 2007 (Unaudited)

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

20

Important Information About This Report

Banc of America Retirement 2030 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2030 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 1-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, changes and expenses for the portfolio carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the portfolio. You should read it carefully before you invest.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member NASD and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. is a registered broker-dealer, member NASD and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

21

Banc of America Retirement 2030 Portfolio

Semiannual Report – April 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC-44/130870 – 0407 (06/07) 07/39224

Banc of America Retirement 2035 Portfolio

Semiannual Report – April 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Banc of America Funds in your overall financial plan.

A well-balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments, and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

By choosing the Banc of America Funds, which are referred to as “target date funds”, you have significantly simplified the process of creating a diversified portfolio. Target date funds make investing for future goals — like retirement — simpler. A single target date fund is managed to a specific year in the future and can be made up of a diversified portfolio of stock funds, bond funds and sometimes cash. A portfolio manager adjusts the mix of investments over time, using a more aggressive asset allocation for funds with target dates farther in the future, and more conservative asset allocations for closer dates. Investments are adjusted for you gradually over time, and a portfolio that began with a growth orientation will become one with an income orientation.

Of course, a target date fund can’t take the place of personal analysis. From time to time, you’ll need to re-evaluate your individual situation to determine whether your investment needs have changed. As you do this, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to adjust your strategy or consider moving to a different target date fund if you have:

■	Gotten married or divorced
■	Added a child to your family
■	Made a significant change in employment
■	Entered or moved significantly closer to retirement
■	Experienced a serious illness or death in the family
■	Taken on or paid off substantial debt

Any of these events can have an impact on your overall financial strategy, and more specifically, on your time horizons. When this is the case, shifting assets to a different target date fund could help you maintain a diversified portfolio while following a strategy more appropriate to your new time horizon.

We hope this information will help you stay on track to reach your investment goals. Thank you for your business and for your continued confidence in the Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Banc of America Retirement 2035 Portfolio

Total return as of 04/30/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	10.08	9.66	9.94	10.22
Life	20.32	19.53	20.06	20.58

Total return as of 03/31/07 (%)

Share class	A	C	R	Z
6-month (cumulative)	9.89	9.47	9.75	9.93
Life	16.37	15.60	16.11	16.53

Banc of America Retirement 2035 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

Performance data quoted represents past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)
Class A	11.89
Class C	11.86
Class R	11.88
Class Z	11.90

Distributions declared per share

11/01/06 - 04/30/07 ($)
Class A	0.13
Class C	0.09
Class R	0.12
Class Z	0.15

Annual operating expense ratio (%)*

Class A	1.71
Class C	2.46
Class R	1.96
Class Z	1.46

Annual operating expense ratio after contractual waivers (%)*

Class A	1.06
Class C	1.81
Class R	1.31
Class Z	0.81

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

1

Understanding Your Expenses – Banc of America Retirement 2035 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,100.81	1,023.06	1.82	1.76	0.35
Class C	1,000.00	1,000.00	1,096.60	1,019.34	5.72	5.51	1.10
Class R	1,000.00	1,000.00	1,099.38	1,021.82	3.12	3.01	0.60
Class Z	1,000.00	1,000.00	1,102.20	1,024.30	0.52	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a substantial portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2035 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Portfolio Profile – Banc of America Retirement 2035 Portfolio

Summary

■

For the six-month period that ended April 30, 2007, the portfolio’s Class A shares returned 10.08%. Class Z shares returned 10.22%.[1] The portfolio’s return was higher than the returns of both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which gained 8.60% and 2.64%, respectively.[2] An emphasis on, and solid performance from, stock funds aided performance. The portfolio’s fixed income allocation also did well.

■

Stock funds accounted for approximately 90% of the portfolio’s holdings. The portfolio’s heavy emphasis on stock funds was rewarded as the US and many foreign stock markets were solid performers in a generally favorable economic and interest-rate environment. The portfolio’s return was further enhanced by strong individual fund performance: Six of seven domestic equity fund allocations did better than their respective indices. The portfolio’s fixed income and cash funds, which accounted for approximately 10% of the portfolio’s assets, delivered modest returns. However, the portfolio’s sole fixed-income fund, Columbia Total Return Bond Fund, outperformed its benchmark.

■

We believe the US economy will continue to exhibit mixed signals, which are typical of mid-cycle slowdowns — with solid profit growth, moderate inflation and gains in personal, business and government spending offsetting slower housing and manufacturing trends. However, we believe business prospects remain favorable and economic growth, although slower, should continue at a moderate pace. In this environment, we believe equities, in general, may continue to have an edge over other asset classes and international markets, in particular, may hold their ground if solid economic growth and relatively low interest rates persist around the world. We believe bonds may remain within a relatively tight trading range as rising global rates compete with attractive domestic yields.

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until

August 2006 and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing involves special risk, including foreign taxation, currency risk, risk associated with possible differences in financial standards and other monetary and political risks. Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds’ and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

[1]

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month cumulative return as of 04/30/07

+10.08% Class A shares

+10.22% Class Z shares

+8.60% S&P 500 Index

+2.64% Lehman Brothers U.S. Aggregate Bond Index

3

Investment Portfolio – Banc of America Retirement 2035 Portfolio

April 30, 2007 (Unaudited)

		Shares	Value ($)
Investment Companies (a) – 100.0%
	Columbia Acorn International, Class Z	304	13,439
	Columbia Cash Reserves, Capital Class Shares	8,261	8,261
	Columbia Large Cap Enhanced Core Fund, Class Z	7,900	122,049
	Columbia Large Cap Value Fund, Class Z	2,477	39,560
	Columbia Marsico Focused Equities Fund, Class Z	1,921	43,482
	Columbia Mid Cap Growth Fund, Class Z	1,116	30,391
	Columbia Mid Cap Value Fund, Class Z	1,650	26,614
	Columbia Multi-Advisor International Equity Fund, Class Z	3,322	61,158
	Columbia Small Cap Growth Fund II, Class Z	822	12,232
	Columbia Small Cap Value Fund II, Class Z	1,199	17,408
	Columbia Total Return Bond Fund, Class Z	3,392	33,139

	Total Investment Companies (Cost of $375,749)		407,733

		Par ($)
Short-Term Obligation – 12.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/07, due 05/01/07 at 4.950%, collateralized by a U.S. Government Agency Obligation maturing 02/15/09, market value of $53,826 (repurchase proceeds $52,007)	52,000	52,000

	Total Short Term Obligation (Cost of $52,000)		52,000

	Total Investments – 112.8% (Cost of $427,749)(b)		459,733

	Other Assets & Liabilities, Net – (12.8)%		(52,152)

	Net Assets – 100.0%		407,581

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $427,749.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Banc of America Retirement 2035 Portfolio

April 30, 2007 (Unaudited)

		($)
Assets	Repurchase agreement, at cost	52,000
	Affiliated investments, at cost	375,749

	Total investments, at cost	427,749

	Repurchase agreement, at value	52,000
	Affiliated investments, at value	407,733

	Total investments, at value	459,733
	Cash	386
	Receivable for interest	7
	Expense reimbursement due from Investment Advisor	19,890

	Total Assets	480,016

Liabilities	Payable for:
	Investment advisory fee	39
	Transfer agent fee	2,961
	Pricing and bookkeeping fees	7,118
	Trustees’ fees	8,717
	Distribution and service fees	17
	Chief compliance officer expenses	409
	Other liabilities	53,174

	Total Liabilities	72,435

	Net Assets	407,581

Net Assets Consist of	Paid-in capital	167,467
	Undistributed net investment income	2,759
	Accumulated net realized gain	205,371
	Net unrealized appreciation on affiliated investments	31,984

	Net Assets	407,581

Class A	Net assets	$12,035
	Shares outstanding	1,012
	Net asset value per share	$11.89

Class C	Net assets	$11,953
	Shares outstanding	1,008
	Net asset value per share	$11.86

Class R	Net assets	$12,008
	Shares outstanding	1,011
	Net asset value per share	$11.88

Class Z	Net assets	$371,585
	Shares outstanding	31,219
	Net asset value per share	$11.90

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Banc of America Retirement 2035 Portfolio

For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Dividends from affiliates	39,915
	Interest	916

	Total Investment Income	40,831

Expenses	Investment advisory fee	1,134
	Distribution fee:
	Class C	42
	Class R	28
	Service fee:
	Class A	14
	Class C	14
	Transfer agent fee	2,876
	Pricing and bookkeeping fees	23,803
	Trustees’ fees	7,439
	Audit fee	12,893
	Legal fee	7,852
	Registration fee	45,307
	Reports to shareholders	14,876
	Chief compliance officer expenses	2,442
	Other expenses	2,520

	Total Expenses	121,240

	Fees and expenses waived or reimbursed by Investment Advisor	(120,008)

	Net Expenses	1,232

	Net Investment Income	39,599

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on:
	Affiliated investments	145,472
	Capital gains distributions received	61,168

	Net realized gain	206,640

	Net change in unrealized depreciation on affiliated investments	(84,946)

	Net Gain	121,694

	Net Increase Resulting from Operations	161,293

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Banc of America Retirement 2035 Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2007 ($)	Period Ended October 31, 2006 ($)(a)
Operations	Net investment income	39,599	3,847
	Net realized gain on affiliated investments and capital gains distributions received	206,640	282
	Net change in unrealized appreciation (depreciation) on affiliated investments	(84,946)	116,930

	Net Increase Resulting from Operations	161,293	121,059

Distributions Declared to Shareholders	From net investment income:
	Class A	(129)	—
	Class C	(84)	—
	Class R	(114)	—
	Class Z	(40,360)	—
	From net realized gains:
	Class A	(5)	—
	Class C	(5)	—
	Class R	(6)	—
	Class Z	(1,535)	—

	Total Distributions Declared to Shareholders	(42,238)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	135	—

	Net Increase	135	10,000

	Class C:
	Subscriptions	89	10,000

	Net Increase	89	10,000

	Class R:
	Subscriptions	120	10,000

	Net Increase	120	10,000

	Class Z:
	Subscriptions	558,451	3,016,357
	Distributions reinvested	945	—
	Redemptions	(3,408,488)	(30,142)

	Net Increase (Decrease)	(2,849,092)	2,986,215

	Net Increase (Decrease) from Share Transactions	(2,848,748)	3,016,215

	Total Increase (Decrease) in Net Assets	(2,729,693)	3,137,274

Net Assets	Beginning of period	3,137,274	—
	End of period	407,581	3,137,274
	Underdistributed net investment income at end of period	2,759	3,847

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2035 Portfolio

		(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	—	1,000
	Distributions reinvested	12	—

	Net Increase	12	1,000

	Class C:
	Subscriptions	8	1,000

	Net Increase	8	1,000

	Class R:
	Subscriptions	11	1,000

	Net Increase	11	1,000

	Class Z:
	Subscriptions	49,147	286,516
	Distributions reinvested	84	—
	Redemptions	(301,714)	(2,814)

	Net Increase (Decrease)	(252,483)	283,702

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.93	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.15	0.20
Net realized and unrealized gain on investments	0.94	0.73

Total from Investment Operations	1.09	0.93

Less Distributions Declared to Shareholders:
From net investment income	(0.12)	—
From net realized gains	(0.01)	—

Total Distributions Declared to Shareholders	(0.13)	—

Net Asset Value, End of Period	$11.89	$10.93
Total return (d)(e)(f)	10.08%	9.30%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.35%	0.35%
Waiver/Reimbursement (g)	10.72%	27.33%
Net investment income (c)(g)	2.66%	4.65%
Portfolio turnover rate (f)	33%	5%
Net assets, end of period (000’s)	$12	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.90	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.11	0.17
Net realized and unrealized gain on investments	0.94	0.73

Total from Investment Operations	1.05	0.90

Less Distributions Declared to Shareholders:
From net investment income	(0.08)	—
From net realized gains	(0.01)	—

Total Distributions Declared to Shareholders	(0.09)	—

Net Asset Value, End of Period	$11.86	$10.90
Total return (d)(e)(f)	9.66%	9.00%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	1.10%	1.10%
Waiver/Reimbursement (g)	10.72%	27.33%
Net investment income (c)(g)	1.93%	3.88%
Portfolio turnover rate (f)	33%	5%
Net assets, end of period (000’s)	$12	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.92	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.14	0.19
Net realized and unrealized gain on investments	0.94	0.73

Total from Investment Operations	1.08	0.92

Less Distributions Declared to Shareholders:
From net investment income	(0.11)	—
From net realized gains	(0.01)	—

Total Distributions Declared to Shareholders	(0.12)	—

Net Asset Value, End of Period	$11.88	$10.92
Total return (d)(e)(f)	9.94%	9.20%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.60%	0.60%
Waiver/Reimbursement (g)	10.72%	27.33%
Net investment income (c)(g)	2.40%	4.41%
Portfolio turnover rate (f)	33%	5%
Net assets, end of period (000’s)	$12	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.94	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.20	0.05
Net realized and unrealized gain on investments	0.91	0.89

Total from Investment Operations	1.11	0.94

Less Distributions Declared to Shareholders:
From net investment income	(0.14)	—
From net realized gains	(0.01)	—

Total Distributions Declared to Shareholders	(0.15)	—

Net Asset Value, End of Period	$11.90	$10.94
Total return (d)(e)(f)	10.22%	9.40%

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)	0.10%	0.10%
Waiver/Reimbursement (g)	10.72%	27.33%
Net investment income (c)(g)	3.56%	1.08%
Portfolio turnover rate (f)	33%	5%
Net assets, end of period (000’s)	$372	$3,105

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements – Banc of America Retirement 2035 Portfolio

April 30, 2007 (Unaudited)

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2035 Portfolio (the “Portfolio”).

Investment Goal

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2035.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value. The Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R share of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined

13

Banc of America Retirement 2035 Portfolio, April 30, 2007 (Unaudited)

are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$32,125
Unrealized depreciation	(141)
Net unrealized appreciation	$31,984

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment

14

Banc of America Retirement 2035 Portfolio, April 30, 2007 (Unaudited)

advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Portfolio expenses and the requirement of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Under its pricing and bookkeeping agreement with the Portfolio, Columbia was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to the affiliates by the Portfolio under these agreements was $11,713.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 2.127% of the Portfolio’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Portfolio’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 0.26% of the Portfolio’s average daily net assets.

15

Banc of America Retirement 2035 Portfolio, April 30, 2007 (Unaudited)

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities were $650,895 and $3,510,180, respectively.

Note 6. Shares of Beneficial Interest

As of April 30, 2007, 100.0% of the Portfolio’s outstanding shares were owned by an affiliate of BOA or by a shareholder whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these shareholders may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus

16

Banc of America Retirement 2035 Portfolio, April 30, 2007 (Unaudited)

a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended April 30, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an underlying investment company may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an underlying investment company and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and trustees of the Portfolio also serve as officers and trustees of certain of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the

17

Banc of America Retirement 2035 Portfolio, April 30, 2007 (Unaudited)

federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company— involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations

18

Banc of America Retirement 2035 Portfolio, April 30, 2007 (Unaudited)

Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

20

Important Information About This Report

Banc of America Retirement 2035 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2035 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 1-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, changes and expenses for the portfolio carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the portfolio. You should read it carefully before you invest.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member NASD and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. is a registered broker-dealer, member NASD and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com

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Banc of America Retirement 2035 Portfolio

Semiannual Report – April 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC-44/130871-0407 (06/07) 07/39029

Banc of America Retirement 2040 Portfolio

Semiannual Report – April 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Banc of America Funds in your overall financial plan.

A well-balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments, and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

By choosing the Banc of America Funds, which are referred to as “target date funds”, you have significantly simplified the process of creating a diversified portfolio. Target date funds make investing for future goals — like retirement — simpler. A single target date fund is managed to a specific year in the future and can be made up of a diversified portfolio of stock funds, bond funds and sometimes cash. A portfolio manager adjusts the mix of investments over time, using a more aggressive asset allocation for funds with target dates farther in the future, and more conservative asset allocations for closer dates. Investments are adjusted for you gradually over time, and a portfolio that began with a growth orientation will become one with an income orientation.

Of course, a target date fund can’t take the place of personal analysis. From time to time, you’ll need to re-evaluate your individual situation to determine whether your investment needs have changed. As you do this, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to adjust your strategy or consider moving to a different target date fund if you have:

■	Gotten married or divorced
■	Added a child to your family
■	Made a significant change in employment
■	Entered or moved significantly closer to retirement
■	Experienced a serious illness or death in the family
■	Taken on or paid off substantial debt

Any of these events can have an impact on your overall financial strategy, and more specifically, on your time horizons. When this is the case, shifting assets to a different target date fund could help you maintain a diversified portfolio while following a strategy more appropriate to your new time horizon.

We hope this information will help you stay on track to reach your investment goals. Thank you for your business and for your continued confidence in the Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Banc of America Retirement 2040 Portfolio

Performance data quoted represents past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 04/30/07 ($)
Class A	12.46
Class C	12.42
Class R	12.45
Class Z	12.47

Distributions declared per share

11/01/06 – 04/30/07 ($)
Class A	0.21
Class C	0.16
Class R	0.20
Class Z	0.23

Annual operating expense ratio (%)*

Class A	1.76
Class C	2.51
Class R	2.01
Class Z	1.51

Annual operating expense ratio after contractual waivers (%)*

Class A	1.11
Class C	1.86
Class R	1.36
Class Z	0.86

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return as of 04/30/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	11.83	11.34	11.70	11.97
Life	26.82	25.92	26.55	27.09

Total return as of 03/31/07 (%)

Share class	A	C	R	Z
6-month (cumulative)	14.98	14.67	14.94	15.12
Life	22.34	21.67	22.18	22.60

Banc of America Retirement 2040 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2040 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

11/01/06 – 04/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,118.32	1,023.06	1.84	1.76	0.35
Class C	1,000.00	1,000.00	1,113.41	1,019.34	5.76	5.51	1.10
Class R	1,000.00	1,000.00	1,116.98	1,021.82	3.15	3.01	0.60
Class Z	1,000.00	1,000.00	1,119.71	1,024.30	0.53	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a substantial portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2040 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Banc of America Retirement 2040 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

6-month cumulative return as of 04/30/07

+11.83% Class A shares

+11.97% Class Z shares

+8.60% S&P 500 Index

+2.64% Lehman Brothers U.S. Aggregate Bond Index

Summary

■

For the six-month period that ended April 30, 2007, the portfolio’s Class A shares returned 11.83%. Class Z shares returned 11.97%.[1] The portfolio’s return was higher than the return of both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which gained 8.60% and 2.64%, respectively. An emphasis on, and solid performance from, stock funds aided performance. The portfolio’s fixed income allocation also did well.

■

Stock funds accounted for approximately 95% of the portfolio’s holdings. The portfolio’s heavy emphasis on stock funds was rewarded as the US and many foreign stock markets were solid performers in a generally favorable economic and interest-rate environment. The portfolio’s return was further enhanced by strong individual fund performance: Six of seven domestic equity fund allocations did better than their respective indices. The portfolio’s fixed income and cash funds, which accounted for approximately 5% of the portfolio’s assets, delivered modest returns. However, the portfolio’s sole fixed-income fund, Columbia Total Return Bond Fund, outperformed its benchmark.

■

We believe the US economy will continue to exhibit mixed signals, which are typical of mid-cycle slowdowns — with solid profit growth, moderate inflation and gains in personal, business and government spending offsetting slower housing and manufacturing trends. However, we believe business prospects remain favorable and economic growth, although slower, should continue at a moderate pace. In this environment, we believe equities, in general, may continue to have an edge over other asset classes and international markets, in particular, may hold their ground if solid economic growth and relatively low interest rates persist around the world. We believe bonds may remain within a relatively tight trading range as rising global rates compete with attractive domestic yields.

Portfolio Management

Vikram Kuriyan, Ph.D., has managed the portfolio from its inception in June 2006 until

August 2006 and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D., has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing involves special risk, including foreign taxation, currency risk, risk associated with possible differences in financial standards and other monetary and political risks. Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds’ and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

[1]

The portfolio’s performance since inception has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Investment Portfolio – Banc of America Retirement 2040 Portfolio

April 30, 2007 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 97.4%
Columbia Acorn International, Class Z	397	17,528
Columbia Cash Reserves, Capital Class Shares	9,105	9,105
Columbia Large Cap Enhanced Core Fund, Class Z	8,332	128,729
Columbia Large Cap Value Fund, Class Z	3,104	49,563
Columbia Marsico Focused Equities Fund, Class Z	2,385	53,985
Columbia Mid Cap Growth Fund, Class Z	1,307	35,579
Columbia Mid Cap Value Fund, Class Z	1,943	31,348
Columbia Multi-Advisor International Equity Fund, Class Z	3,716	68,412
Columbia Small Cap Growth Fund II, Class Z	1,095	16,311
Columbia Small Cap Value Fund II, Class Z	1,545	22,430
Columbia Total Return Bond Fund, Class Z	1,402	13,702

Total Investment Companies (Cost of $419,084)		446,692

	Par ($)
Short-Term Obligation – 10.7%
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/07, due 05/01/07 at 4.950%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value of $54,186 (repurchase proceeds $49,007)	49,000	49,000

Total Short-Term Obligation (Cost of $49,000)		49,000

Total Investments – 108.1% (Cost of $468,084)(b)		495,692

Other Assets & Liabilities, Net – (8.1)%		(37,354)

Net Assets – 100.0%		458,338

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $468,084.

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Banc of America Retirement 2040 Portfolio

April 30, 2007 (Unaudited)

		($)
Assets	Repurchase agreement, at cost	49,000
	Affiliated investments, at cost	419,084

	Total investments, at cost	468,084

	Repurchase agreement, at value	49,000
	Affiliated investments, at value	446,692

	Total investments, at value	495,692
	Cash	917
	Receivable for:
	Fund shares sold	10,000
	Interest	7
	Expense reimbursement due from Investment Advisor	19,890

	Total Assets	526,506

Liabilities	Payable for:
	Investment advisory fee	32
	Transfer agent fee	2,882
	Pricing and bookkeeping fees	7,118
	Trustees’ fees	8,718
	Distribution and service fees	18
	Chief compliance officer expenses	408
	Other liabilities	48,992

	Total Liabilities	68,168

	Net Assets	458,338

Net Assets Consist of	Paid-in capital	423,976
	Undistributed net investment income	985
	Accumulated net realized gain	5,769
	Net unrealized appreciation on investments	27,608

	Net Assets	458,338

Class A	Net assets	$12,682
	Shares outstanding	1,018
	Net asset value per share	$12.46

Class C	Net assets	$12,596
	Shares outstanding	1,014
	Net asset value per share	$12.42

Class R	Net assets	$12,655
	Shares outstanding	1,016
	Net asset value per share	$12.45	(a)

Class Z	Net assets	$420,405
	Shares outstanding	33,720
	Net asset value per share	$12.47

(a)	Net asset value rounds to $12.45 due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

Statement of Operations – Banc of America Retirement 2040 Portfolio

For the Six Months Ended April 30, 2007 (Unaudited)

		($)
Investment Income	Dividends from affiliates	3,956
	Interest	857

	Total Investment Income	4,813

Expenses	Investment advisory fee	157
	Distribution fee:
	Class C	45
	Class R	30
	Service fee:
	Class A	15
	Class C	15
	Transfer agent fee	2,877
	Pricing and bookkeeping fees	23,803
	Trustees’ fees	7,439
	Audit fee	12,893
	Legal fee	7,852
	Registration fees	45,307
	Reports to shareholders	14,876
	Chief compliance officer expenses	2,429
	Other expenses	2,530

	Total Expenses	120,268

	Fees and expenses waived or reimbursed by Investment Advisor	(120,006)

	Net Expenses	262

	Net Investment Income	4,551

Net Realized and Unrealized Gain on Investments	Net realized gain on:
	Affiliated investments	477
	Capital gains distributions received	6,446

	Net realized gain	6,923

	Net change in unrealized appreciation on affiliated investments	20,458

	Net Gain	27,381

	Net Increase Resulting from Operations	31,932

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Banc of America Retirement 2040 Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2007 ($)	Period Ended October 31, 2006 ($)(a)
Operations	Net investment income	4,551	996
	Net realized gain on affiliated investments and capital gains distributions received	6,923	21
	Net change in unrealized appreciation on investments	20,458	7,150

	Net Increase Resulting from Operations	31,932	8,167

Distributions Declared to Shareholders	From net investment income:
	Class A	(165)	—
	Class C	(119)	—
	Class R	(150)	—
	Class Z	(4,128)	—
	From net realized gains:
	Class A	(46)	—
	Class C	(46)	—
	Class R	(45)	—
	Class Z	(1,038)	—

	Total Distributions Declared to Shareholders	(5,737)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	211	—

	Net Increase	211	10,000

	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	164	—

	Net Increase	164	10,000

	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	195	—

	Net Increase	195	10,000

	Class Z:
	Subscriptions	374,973	43,912
	Distributions reinvested	5,167	—
	Redemptions	(30,646)	—

	Net Increase	349,494	43,912

	Net Increase from Share Transactions	350,064	73,912

	Total Increase in Net Assets	376,259	82,079

Net Assets	Beginning of period	82,079	—
	End of period	458,338	82,079
	Undistributed net investment income at end of period	985	996

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2040 Portfolio

		(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	—	1,000
	Issued for distributions reinvested	18	—

	Net Increase	18	1,000

	Class C:
	Subscriptions	—	1,000
	Issued for distributions reinvested	14	—

	Net Increase	14	1,000

	Class R:
	Subscriptions	—	1,000
	Issued for distributions reinvested	16	—

	Net Increase	16	1,000

	Class Z:
	Subscriptions	31,580	4,237
	Issued for distributions reinvested	437	—
	Redemptions	(2,534)	—

	Net Increase	29,483	4,237

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.34	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.16	0.19
Net realized and unrealized gain on investments	1.17	1.15

Total from Investment Operations	1.33	1.34

Less Distributions Declared to Shareholders:
From net investment income	(0.16)	—
From net realized gains	(0.05)	—

Total Distributions Declared to Shareholders	(0.21)	—

Net Asset Value, End of Period	$12.46	$11.34
Total return (d)(e)(f)	11.83%	13.40%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.35%	0.35%
Waiver/Reimbursement (g)	75.09%	372.12%
Net investment income (c)(g)	2.68%	4.53%
Portfolio turnover rate (f)	31%	38%
Net assets, end of period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is effected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.31	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.12	0.16
Net realized and unrealized gain on investments	1.15	1.15

Total from Investment Operations	1.27	1.31

Less Distributions Declared to Shareholders:
From net investment income	(0.11)	—
From net realized gains	(0.05)	—

Total Distributions Declared to Shareholders	(0.16)	—

Net Asset Value, End of Period	$12.42	$11.31
Total return (d)(e)(f)	11.34%	13.10%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.10%	1.10%
Waiver/Reimbursement (g)	75.09%	372.12%
Net investment income (c)(g)	1.96%	3.75%
Portfolio turnover rate (f)	31%	38%
Net assets, end of period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Net investment income is effected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.33	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.14	0.18
Net realized and unrealized gain on investments	1.18	1.15

Total from Investment Operations	1.32	1.33

Less Distributions Declared to Shareholders:
From net investment income	(0.15)	—
From net realized gains	(0.05)	—

Total Distributions Declared to Shareholders	(0.20)	—

Net Asset Value, End of Period	$12.45	$11.33
Total return (d)(e)(f)	11.70%	13.30%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.60%	0.60%
Waiver/Reimbursement (g)	75.09%	372.12%
Net investment income (c)(g)	2.44%	4.28%
Portfolio turnover rate (f)	31%	38%
Net assets, end of period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Net investment income is effected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.35	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.17	0.18
Net realized and unrealized gain on investments	1.18	1.17

Total from Investment Operations	1.35	1.35

Less Distributions Declared to Shareholders:
From net investment income	(0.18)	—
From net realized gains	(0.05)	—

Total Distributions Declared to Shareholders	(0.23)	—

Net Asset Value, End of Period	$12.47	$11.35
Total return (d)(e)(f)	11.97%	13.50%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.10%	0.10%
Waiver/Reimbursement (g)	75.09%	372.12%
Net investment income (c)(g)	2.91%	4.26%
Portfolio turnover rate (f)	31%	38%
Net assets, end of period (000’s)	$420	$48

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Net investment income is effected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Banc of America Retirement 2040 Portfolio

April 30, 2007 (Unaudited)

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2040 Portfolio (the “Portfolio”).

Investment Goal

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2040.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value. The Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R share of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined

Banc of America Retirement 2040 Portfolio, April 30, 2007 (Unaudited)

are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at April 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$27,792
Unrealized depreciation	(184)
Net unrealized appreciation	$27,608

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment

Banc of America Retirement 2040 Portfolio, April 30, 2007 (Unaudited)

advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Under its pricing and bookkeeping agreement with the Portfolio, Columbia was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended April 30, 2007, the total amount paid to affiliates by the portfolio under these agreements was $11,713.

For the six months ended April 30, 2007, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 14.895% of the Portfolio’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2007, the Portfolio’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 1.80% of the Portfolio’s average daily net assets.

Banc of America Retirement 2040 Portfolio, April 30, 2007 (Unaudited)

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the six months ended April 30, 2007, the cost of purchases and proceeds from sales of securities were $375,951 and $100,523, respectively.

Note 6. Shares of Beneficial Interest

As of April 30, 2007, 61.3% of the Portfolio’s outstanding shares were owned by an affiliate of BOA. Also, the Portfolio had one shareholder, over whose account Bank of America or its affiliates did not have investment discretion, which held 8.3% of the shares outstanding. Subscription and redemption activity of these shareholders may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the

Banc of America Retirement 2040 Portfolio, April 30, 2007 (Unaudited)

time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended April 30, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an underlying investment company may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an underlying investment company and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and trustees of the Portfolio also serve as officers and trustees of certain of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation. On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the

Banc of America Retirement 2040 Portfolio, April 30, 2007 (Unaudited)

antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in

Banc of America Retirement 2040 Portfolio, April 30, 2007 (Unaudited)

fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of

Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Banc of America Funds

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

Important Information About This Report

Banc of America Retirement 2040 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2040 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 1-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, changes and expenses for the portfolio carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the portfolio. You should read it carefully before you invest.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member NASD and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. is a registered broker-dealer, member NASD and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

Banc of America Retirement 2040 Portfolio

Semiannual Report – April 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC-44/130872-0407 (06/07) 07/39030

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Banc of America Funds Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	June 25, 2007